UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 58.52%
AMUSEMENT & RECREATION SERVICES: 0.03%
       2,979  INTERNATIONAL GAME TECHNOLOGY                                                                        $       51,179
                                                                                                                   --------------
APPAREL & ACCESSORY STORES: 0.20%
         837  ABERCROMBIE & FITCH COMPANY CLASS A                                                                          33,020
       4,519  GAP INCORPORATED<<                                                                                           80,348
       2,931  KOHL'S CORPORATION+                                                                                         135,060
       2,746  LIMITED BRANDS INCORPORATED                                                                                  47,561
       1,534  NORDSTROM INCORPORATED<<                                                                                     44,210
                                                                                                                          340,199
                                                                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.08%
         803  JONES APPAREL GROUP INCORPORATED                                                                             14,864
         912  LIZ CLAIBORNE INCORPORATED                                                                                   14,984
         547  POLO RALPH LAUREN CORPORATION                                                                                36,452
         838  VF CORPORATION                                                                                               64,786
                                                                                                                          131,086
                                                                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
       1,037  AUTONATION INCORPORATED+<<                                                                                   11,656
         402  AUTOZONE INCORPORATED+<<                                                                                     49,583
                                                                                                                           61,239
                                                                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
         543  RYDER SYSTEM INCORPORATED                                                                                    33,666
                                                                                                                   --------------
BIOPHARMACEUTICALS: 0.53%
       4,378  CELGENE CORPORATION+                                                                                        277,040
       2,585  GENZYME CORPORATION+                                                                                        209,101
       8,854  GILEAD SCIENCES INCORPORATED+                                                                               403,565
                                                                                                                          889,706
                                                                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.07%
       1,189  CENTEX CORPORATION                                                                                           19,262
       2,651  D.R. HORTON INCORPORATED<<                                                                                   34,516
         724  KB HOME                                                                                                      14,248
       1,360  LENNAR CORPORATION CLASS A                                                                                   20,658
       2,056  PULTE HOMES INCORPORATED                                                                                     28,722
                                                                                                                          117,406
                                                                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.52%
       1,243  FASTENAL COMPANY<<                                                                                           61,392
      16,347  HOME DEPOT INCORPORATED                                                                                     423,224
      14,107  LOWE'S COMPANIES INCORPORATED                                                                               334,195
         949  SHERWIN-WILLIAMS COMPANY                                                                                     54,245
                                                                                                                          873,056
                                                                                                                   --------------
BUSINESS SERVICES: 3.75%
       5,105  ADOBE SYSTEMS INCORPORATED                                                                                  201,494
         936  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                           47,390
       1,627  AKAMAI TECHNOLOGIES INCORPORATED+                                                                            28,375
       2,165  AUTODESK INCORPORATED                                                                                        72,636
       4,897  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      209,347
       1,829  BMC SOFTWARE INCORPORATED+                                                                                   52,364

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
BUSINESS SERVICES (continued)
       3,790  CA INCORPORATED                                                                                      $       75,648
       1,755  CITRIX SYSTEMS INCORPORATED+<<                                                                               44,331
       2,806  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                          64,061
       1,456  COMPUTER SCIENCES CORPORATION+                                                                               58,429
       2,453  COMPUWARE CORPORATION+                                                                                       23,770
       1,172  CONVERGYS CORPORATION+                                                                                       17,322
      10,514  EBAY INCORPORATED+                                                                                          235,303
       3,068  ELECTRONIC ARTS INCORPORATED+                                                                               113,485
       1,234  EQUIFAX INCORPORATED                                                                                         42,511
       1,826  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                          33,708
       1,578  FISERV INCORPORATED+                                                                                         74,671
       2,300  GOOGLE INCORPORATED CLASS A+                                                                                921,196
       1,750  IMS HEALTH INCORPORATED                                                                                      33,093
       4,586  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                               35,542
       3,089  INTUIT INCORPORATED+<<                                                                                       97,643
       5,231  JUNIPER NETWORKS INCORPORATED+                                                                              110,217
         696  MASTERCARD INCORPORATED CLASS A                                                                             123,422
      75,575  MICROSOFT CORPORATION                                                                                     2,017,097
       1,193  MONSTER WORLDWIDE INCORPORATED+                                                                              17,788
       3,323  NOVELL INCORPORATED+                                                                                         17,080
       3,068  OMNICOM GROUP INCORPORATED                                                                                  118,302
      37,714  ORACLE CORPORATION+                                                                                         765,971
       1,500  ROBERT HALF INTERNATIONAL INCORPORATED                                                                       37,125
       1,001  SALESFORCE.COM INCORPORATED+                                                                                 48,448
       7,247  SUN MICROSYSTEMS INCORPORATED+                                                                               55,077
       8,076  SYMANTEC CORPORATION+                                                                                       158,128
       1,902  TOTAL SYSTEM SERVICES INCORPORATED                                                                           31,193
       3,460  UNISYS CORPORATION                                                                                            9,515
       1,859  VERISIGN INCORPORATED+                                                                                       48,483
      13,338  YAHOO! INCORPORATED+                                                                                        230,747
                                                                                                                        6,270,912
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 6.70%
      14,837  ABBOTT LABORATORIES                                                                                         854,314
       2,038  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       139,583
      10,183  AMGEN INCORPORATED+                                                                                         603,546
       1,024  AVERY DENNISON CORPORATION                                                                                   45,548
       4,097  AVON PRODUCTS INCORPORATED                                                                                  170,312
       1,047  BARR PHARMACEUTICALS INCORPORATED+                                                                           68,369
       2,793  BIOGEN IDEC INCORPORATED+                                                                                   140,460
      19,053  BRISTOL-MYERS SQUIBB COMPANY                                                                                397,255
         543  CF INDUSTRIES HOLDINGS INCORPORATED                                                                          49,663
       1,329  CLOROX COMPANY                                                                                               83,315
       4,867  COLGATE-PALMOLIVE COMPANY                                                                                   366,728
       8,902  DOW CHEMICAL COMPANY                                                                                        282,906
       8,683  E.I. DU PONT DE NEMOURS & COMPANY                                                                           349,925
         735  EASTMAN CHEMICAL COMPANY                                                                                     40,241
       1,689  ECOLAB INCORPORATED                                                                                          81,950
       9,629  ELI LILLY & COMPANY                                                                                         423,965
       1,105  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                  55,151
       2,934  FOREST LABORATORIES INCORPORATED+                                                                            82,974
       1,534  HOSPIRA INCORPORATED+                                                                                        58,599
         756  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              29,832
      26,896  JOHNSON & JOHNSON                                                                                         1,863,355
       2,372  KING PHARMACEUTICALS INCORPORATED+                                                                           22,724
       5,293  MONSANTO COMPANY                                                                                            523,901
       2,930  MYLAN LABORATORIES INCORPORATED<<                                                                            33,461
      64,881  PFIZER INCORPORATED                                                                                       1,196,406
       1,579  PPG INDUSTRIES INCORPORATED<<                                                                                92,087
       3,031  PRAXAIR INCORPORATED                                                                                        217,444
      29,204  PROCTER & GAMBLE COMPANY                                                                                  2,035,227
       1,192  ROHM & HAAS COMPANY                                                                                          83,440

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
CHEMICALS & ALLIED PRODUCTS (continued)
      15,646  SCHERING-PLOUGH CORPORATION                                                                          $      288,982
       1,212  SIGMA-ALDRICH CORPORATION                                                                                    63,533
      12,834  WYETH                                                                                                       474,088
                                                                                                                       11,219,284
                                                                                                                   --------------
COAL MINING: 0.14%
       1,763  CONSOL ENERGY INCORPORATED<<                                                                                 80,904
         813  MASSEY ENERGY COMPANY                                                                                        29,000
       2,617  PEABODY ENERGY CORPORATION                                                                                  117,765
                                                                                                                          227,669
                                                                                                                   --------------
COMMUNICATIONS: 2.20%
       3,791  AMERICAN TOWER CORPORATION CLASS A                                                                          136,362
      56,719  AT&T INCORPORATED                                                                                         1,583,594
         985  CENTURYTEL INCORPORATED                                                                                      36,100
      28,087  COMCAST CORPORATION CLASS A                                                                                 551,348
       5,555  DIRECTV GROUP INCORPORATED                                                                                  145,374
       1,371  EMBARQ CORPORATION                                                                                           55,594
      14,286  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                            46,144
         865  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                    31,408
      27,472  SPRINT NEXTEL CORPORATION                                                                                   167,579
      27,409  VERIZON COMMUNICATIONS INCORPORATED                                                                         879,555
       4,231  WINDSTREAM CORPORATION                                                                                       46,287
                                                                                                                        3,679,345
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 4.92%
      43,890  BANK OF AMERICA CORPORATION<<                                                                             1,536,150
      11,030  BANK OF NEW YORK MELLON CORPORATION                                                                         359,357
       5,288  BB&T CORPORATION<<                                                                                          199,886
      52,411  CITIGROUP INCORPORATED                                                                                    1,074,950
       1,448  COMERICA INCORPORATED                                                                                        47,480
       5,558  FIFTH THIRD BANCORP                                                                                          66,140
       1,942  FIRST HORIZON NATIONAL CORPORATION                                                                           18,449
       5,001  HUDSON CITY BANCORP INCORPORATED<<                                                                           92,268
       3,524  HUNTINGTON BANCSHARES INCORPORATED                                                                           28,157
      35,458  JPMORGAN CHASE & COMPANY                                                                                  1,655,900
       4,761  KEYCORP                                                                                                      56,846
         742  M&T BANK CORPORATION<<                                                                                       66,224
       2,497  MARSHALL & ILSLEY CORPORATION<<                                                                              50,315
       7,326  NATIONAL CITY CORPORATION<<                                                                                  12,821
       2,127  NORTHERN TRUST CORPORATION                                                                                  153,569
       3,335  PNC FINANCIAL SERVICES GROUP<<                                                                              249,125
       6,687  REGIONS FINANCIAL CORPORATION<<                                                                              64,195
       5,230  SOVEREIGN BANCORP INCORPORATED<<                                                                             20,659
       4,155  STATE STREET CORPORATION                                                                                    236,336
       3,404  SUNTRUST BANKS INCORPORATED                                                                                 153,146
      16,767  US BANCORP                                                                                                  603,947
      20,777  WACHOVIA CORPORATION                                                                                         72,720
      14,280  WASHINGTON MUTUAL INCORPORATED<<                                                                              1,171
      31,848  WELLS FARGO & COMPANY<<(L)                                                                                1,195,255
       7,017  WESTERN UNION COMPANY                                                                                       173,109
       1,103  ZIONS BANCORPORATION<<                                                                                       42,686
                                                                                                                        8,230,861
                                                                                                                   --------------
E-COMMERCE/SERVICES: 0.13%
       3,074  AMAZON.COM INCORPORATED+                                                                                    223,664
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE  VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
EATING & DRINKING PLACES: 0.51%
       1,351  DARDEN RESTAURANTS INCORPORATED                                                                      $       38,679
      10,824  MCDONALD'S CORPORATION                                                                                      667,841
       4,511  YUM! BRANDS INCORPORATED                                                                                    147,104
                                                                                                                          853,624
                                                                                                                   --------------

EDUCATIONAL SERVICES: 0.04%
       1,022  APOLLO GROUP INCORPORATED CLASS A+                                                                           60,605
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.35%
       6,475  AES CORPORATION                                                                                              75,693
       1,625  ALLEGHENY ENERGY INCORPORATED                                                                                59,751
       3,261  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                        36,230
       2,023  AMEREN CORPORATION                                                                                           78,958
       3,871  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                143,537
       3,290  CENTERPOINT ENERGY INCORPORATED                                                                              47,935
       2,168  CMS ENERGY CORPORATION                                                                                       27,035
       2,629  CONSOLIDATED EDISON INCORPORATED                                                                            112,942
       1,716  CONSTELLATION ENERGY GROUP INCORPORATED                                                                      41,699
       5,581  DOMINION RESOURCES INCORPORATED<<                                                                           238,755
       1,569  DTE ENERGY COMPANY                                                                                           62,682
      12,174  DUKE ENERGY CORPORATION                                                                                     212,193
       4,865  DYNEGY INCORPORATED CLASS A                                                                                  17,417
       3,135  EDISON INTERNATIONAL                                                                                        125,087
       6,749  EL PASO CORPORATION                                                                                          86,117
       1,843  ENTERGY CORPORATION                                                                                         164,045
       6,326  EXELON CORPORATION                                                                                          396,134
       2,934  FIRSTENERGY CORPORATION                                                                                     196,549
       3,931  FPL GROUP INCORPORATED                                                                                      197,729
       3,041  FRONTIER COMMUNICATIONS CORPORATION                                                                          34,972
         735  INTEGRYS ENERGY GROUP INCORPORATED                                                                           36,706
         434  NICOR INCORPORATED                                                                                           19,248
       2,639  NISOURCE INCORPORATED                                                                                        38,952
       1,941  PEPCO HOLDINGS INCORPORATED                                                                                  44,468
       3,451  PG&E CORPORATION                                                                                            129,240
         969  PINNACLE WEST CAPITAL CORPORATION                                                                            33,343
       3,604  PPL CORPORATION                                                                                             133,420
       2,521  PROGRESS ENERGY INCORPORATED                                                                                108,731
       4,894  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                160,474
       1,668  QUESTAR CORPORATION                                                                                          68,255
       2,371  SEMPRA ENERGY                                                                                               119,664
       5,917  SPECTRA ENERGY CORPORATION                                                                                  140,825
       2,047  TECO ENERGY INCORPORATED                                                                                     32,199
       7,412  THE SOUTHERN COMPANY                                                                                        279,358
       4,720  WASTE MANAGEMENT INCORPORATED                                                                               148,633
       4,292  XCEL ENERGY INCORPORATED                                                                                     85,797
                                                                                                                        3,934,773
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.93%
       5,844  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                       30,681
       2,895  ALTERA CORPORATION                                                                                           59,869
       1,702  AMPHENOL CORPORATION CLASS A                                                                                 68,318
       2,795  ANALOG DEVICES INCORPORATED                                                                                  73,648
       4,247  BROADCOM CORPORATION CLASS A+                                                                                79,122
         869  CIENA CORPORATION+<<                                                                                          8,760
      56,855  CISCO SYSTEMS INCORPORATED+                                                                               1,282,649
       1,674  COOPER INDUSTRIES LIMITED CLASS A                                                                            66,876
       7,468  EMERSON ELECTRIC COMPANY                                                                                    304,620
      95,748  GENERAL ELECTRIC COMPANY                                                                                  2,441,574
       1,854  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 63,166
       2,021  JABIL CIRCUIT INCORPORATED                                                                                   19,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       2,063  JDS UNIPHASE CORPORATION+<<                                                                          $       17,453
       1,667  KLA-TENCOR CORPORATION                                                                                       52,761
       1,168  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    114,838
       2,132  LINEAR TECHNOLOGY CORPORATION                                                                                65,367
       6,194  LSI LOGIC CORPORATION+                                                                                       33,200
       2,174  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                      61,437
       1,772  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                          52,150
       7,324  MICRON TECHNOLOGY INCORPORATED                                                                               29,662
       1,373  MOLEX INCORPORATED                                                                                           30,824
      21,804  MOTOROLA INCORPORATED                                                                                       155,681
       1,876  NATIONAL SEMICONDUCTOR CORPORATION                                                                           32,286
       3,151  NETAPP INCORPORATED+                                                                                         57,443
         954  NOVELLUS SYSTEMS INCORPORATED+<<                                                                             18,737
       5,357  NVIDIA CORPORATION+                                                                                          57,373
       1,262  QLOGIC CORPORATION+                                                                                          19,384
      15,794  QUALCOMM INCORPORATED                                                                                       678,668
       1,534  ROCKWELL COLLINS INCORPORATED                                                                                73,770
       3,826  TELLABS INCORPORATED+                                                                                        15,534
      12,617  TEXAS INSTRUMENTS INCORPORATED                                                                              271,266
       4,545  TYCO ELECTRONICS LIMITED                                                                                    125,715
         716  WHIRLPOOL CORPORATION<<                                                                                      56,772
       2,660  XILINX INCORPORATED                                                                                          62,377

                                                                                                                        6,581,261
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
       1,722  FLUOR CORPORATION                                                                                            95,915
       1,178  JACOBS ENGINEERING GROUP INCORPORATED+                                                                       63,977
       1,899  MOODY'S CORPORATION<<                                                                                        64,566
       3,088  PAYCHEX INCORPORATED                                                                                        101,997

                                                                                                                          326,455
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.19%
         930  BALL CORPORATION                                                                                             36,726
       1,442  FORTUNE BRANDS INCORPORATED                                                                                  82,713
       3,849  ILLINOIS TOOL WORKS INCORPORATED                                                                            171,088
         552  SNAP-ON INCORPORATED                                                                                         29,068

                                                                                                                          319,595
                                                                                                                   --------------

FINANCIAL SERVICES: 0.02%
       1,538  JANUS CAPITAL GROUP INCORPORATED                                                                             37,343
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 2.65%
       6,920  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       448,970
       6,201  ARCHER DANIELS MIDLAND COMPANY<<                                                                            135,864
       2,038  CAMPBELL SOUP COMPANY                                                                                        78,667
       3,051  COCA-COLA ENTERPRISES INCORPORATED                                                                           51,165
       4,360  CONAGRA FOODS INCORPORATED                                                                                   84,846
       1,865  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                   40,023
       3,235  GENERAL MILLS INCORPORATED                                                                                  222,309
       3,005  H.J. HEINZ COMPANY                                                                                          149,980
       1,084  HERCULES INCORPORATED                                                                                        21,452
       2,410  KELLOGG COMPANY                                                                                             135,201
      14,612  KRAFT FOODS INCORPORATED CLASS A                                                                            478,538
       1,241  MCCORMICK & COMPANY INCORPORATED                                                                             47,716
       1,449  MOLSON COORS BREWING COMPANY                                                                                 67,741
       1,314  PEPSI BOTTLING GROUP INCORPORATED                                                                            38,329
      15,068  PEPSICO INCORPORATED                                                                                      1,073,896
       6,798  SARA LEE CORPORATION                                                                                         85,859
      19,133  THE COCA-COLA COMPANY                                                                                     1,011,753

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE  VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
FOOD & KINDRED PRODUCTS (continued)
       1,595  THE HERSHEY COMPANY<<                                                                                $       63,066
       2,887  TYSON FOODS INCORPORATED CLASS A                                                                             34,471
       2,073  WM. WRIGLEY JR. COMPANY                                                                                     164,596

                                                                                                                        4,434,442
                                                                                                                   --------------
FOOD STORES: 0.24%
       6,303  KROGER COMPANY                                                                                              173,206
       4,190  SAFEWAY INCORPORATED                                                                                         99,387
       7,031  STARBUCKS CORPORATION+                                                                                      104,551
       1,350  WHOLE FOODS MARKET INCORPORATED<<                                                                            27,041

                                                                                                                          404,185
                                                                                                                   --------------

FORESTRY: 0.07%
       2,033  WEYERHAEUSER COMPANY                                                                                        123,159
                                                                                                                   --------------
FURNITURE & FIXTURES: 0.08%
       1,547  LEGGETT & PLATT INCORPORATED<<                                                                               33,709
       3,464  MASCO CORPORATION                                                                                            62,144
       2,667  NEWELL RUBBERMAID INCORPORATED                                                                               46,032

                                                                                                                          141,885
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 1.21%
         789  BIG LOTS INCORPORATED+                                                                                       21,958
       1,344  FAMILY DOLLAR STORES INCORPORATED                                                                            31,853
       2,137  JCPENNEY COMPANY INCORPORATED                                                                                71,248
       4,048  MACY'S INCORPORATED                                                                                          72,783
         547  SEARS HOLDINGS CORPORATION+<<                                                                                51,145
       7,263  TARGET CORPORATION                                                                                          356,250
       4,036  TJX COMPANIES INCORPORATED<<                                                                                123,179
      21,582  WAL-MART STORES INCORPORATED                                                                              1,292,546
                                                                                                                        2,020,962
                                                                                                                   --------------
HEALTH SERVICES: 0.21%
       3,456  CARDINAL HEALTH INCORPORATED                                                                                170,312
       1,004  DAVITA INCORPORATED+                                                                                         57,238
       1,070  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                  74,365
       3,992  TENET HEALTHCARE CORPORATION+                                                                                22,156
       1,005  WATSON PHARMACEUTICALS INCORPORATED+                                                                         28,643

                                                                                                                          352,714
                                                                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.76%
         824  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                          28,856
         741  AVALONBAY COMMUNITIES INCORPORATED                                                                           72,929
       1,153  BOSTON PROPERTIES INCORPORATED                                                                              107,990
       1,157  DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                                  36,665
       2,607  EQUITY RESIDENTIAL                                                                                          115,777
       2,190  GENERAL GROWTH PROPERTIES INCORPORATED                                                                       33,069
       2,422  HCP INCORPORATED<<                                                                                           97,195
       4,999  HOST HOTELS & RESORTS INCORPORATED                                                                           66,437
       2,185  KIMCO REALTY CORPORATION                                                                                     80,714
       1,647  PLUM CREEK TIMBER COMPANY                                                                                    82,119
       2,526  PROLOGIS                                                                                                    104,248
       1,205  PUBLIC STORAGE INCORPORATED                                                                                 119,307
       2,166  SIMON PROPERTY GROUP INCORPORATED<<                                                                         210,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       1,318  VORNADO REALTY TRUST                                                                                 $      119,872
                                                                                                                        1,275,280
                                                                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
       2,506  BED BATH & BEYOND INCORPORATED+                                                                              78,713
       3,251  BEST BUY COMPANY INCORPORATED                                                                               121,913
                                                                                                                          200,626
                                                                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
       2,844  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  74,200
       1,797  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             50,568
       1,708  WYNDHAM WORLDWIDE CORPORATION                                                                                26,833
                                                                                                                          151,601
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.61%
       6,727  3M COMPANY                                                                                                  459,521
       8,526  APPLE INCORPORATED+                                                                                         969,065
      12,913  APPLIED MATERIALS INCORPORATED<<                                                                            195,374
       2,966  BAKER HUGHES INCORPORATED<<                                                                                 179,562
         577  BLACK & DECKER CORPORATION                                                                                   35,053
       2,095  CAMERON INTERNATIONAL CORPORATION+                                                                           80,741
       5,858  CATERPILLAR INCORPORATED                                                                                    349,137
       1,950  CUMMINS INCORPORATED                                                                                         85,254
       4,109  DEERE & COMPANY                                                                                             203,396
      16,775  DELL INCORPORATED+                                                                                          276,452
       1,808  DOVER CORPORATION                                                                                            73,314
       1,599  EATON CORPORATION                                                                                            89,832
      19,928  EMC CORPORATION                                                                                             238,339
       1,572  GAMESTOP CORPORATION CLASS A+                                                                                53,778
      23,572  HEWLETT-PACKARD COMPANY                                                                                   1,089,969
       3,065  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                       95,536
      54,111  INTEL CORPORATION                                                                                         1,013,499
      13,040  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,525,158
         846  LEXMARK INTERNATIONAL INCORPORATED+                                                                          27,554
       1,253  MANITOWOC COMPANY INCORPORATED                                                                               19,484
       4,017  NATIONAL OILWELL VARCO INCORPORATED+                                                                        201,774
       1,153  PALL CORPORATION                                                                                             39,652
       1,613  PARKER HANNIFIN CORPORATION                                                                                  85,489
       1,999  PITNEY BOWES INCORPORATED                                                                                    66,487
       2,165  SANDISK CORPORATION+                                                                                         42,326
       2,078  SMITH INTERNATIONAL INCORPORATED                                                                            121,854
         756  STANLEY WORKS                                                                                                31,555
       1,718  TERADATA CORPORATION+                                                                                        33,501
         935  TEREX CORPORATION                                                                                            28,536
                                                                                                                        7,711,192
                                                                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.26%
       2,672  AON CORPORATION                                                                                             120,133
       1,625  HUMANA INCORPORATED                                                                                          66,950
       4,936  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     156,767
       3,325  UNUMPROVIDENT CORPORATION                                                                                    83,458
                                                                                                                          427,308
                                                                                                                   --------------
INSURANCE CARRIERS: 2.05%
       4,539  AETNA INCORPORATED                                                                                          163,903
       4,583  AFLAC INCORPORATED                                                                                          269,251

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
INSURANCE CARRIERS (continued)
       5,212  ALLSTATE CORPORATION                                                                                 $      240,377
      25,879  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                                  86,177
       1,141  ASSURANT INCORPORATED                                                                                        62,755
       3,470  CHUBB CORPORATION                                                                                           190,503
       2,645  CIGNA CORPORATION                                                                                            89,877
       1,562  CINCINNATI FINANCIAL CORPORATION                                                                             44,423
       4,168  GENWORTH FINANCIAL INCORPORATED                                                                              35,886
       2,899  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              118,830
       1,703  LEUCADIA NATIONAL CORPORATION<<                                                                              77,384
       2,471  LINCOLN NATIONAL CORPORATION                                                                                105,784
       3,485  LOEWS CORPORATION                                                                                           137,623
       1,881  MBIA INCORPORATED<<                                                                                          22,384
       6,609  METLIFE INCORPORATED                                                                                        370,104
       1,203  MGIC INVESTMENT CORPORATION<<                                                                                 8,457
       2,494  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      108,464
       4,109  PRUDENTIAL FINANCIAL INCORPORATED                                                                           295,848
       6,502  THE PROGRESSIVE CORPORATION<<                                                                               113,135
       5,686  THE TRAVELERS COMPANIES INCORPORATED                                                                        257,007
         839  TORCHMARK CORPORATION                                                                                        50,172
      11,719  UNITEDHEALTH GROUP INCORPORATED                                                                             297,545
       4,921  WELLPOINT INCORPORATED+                                                                                     230,155
       3,003  XL CAPITAL LIMITED CLASS A<<                                                                                 53,874
                                                                                                                        3,429,918
                                                                                                                   --------------
LEATHER & LEATHER PRODUCTS: 0.05%
       3,242  COACH INCORPORATED+                                                                                          81,180
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.07%
       3,441  AGILENT TECHNOLOGIES INCORPORATED+                                                                          102,060
       1,631  APPLIED BIOSYSTEMS                                                                                           55,862
       2,344  BECTON DICKINSON & COMPANY                                                                                  188,129
      14,443  BOSTON SCIENTIFIC CORPORATION+                                                                              177,216
         956  C.R. BARD INCORPORATED<<                                                                                     90,696
       4,829  COVIDIEN LIMITED                                                                                            259,607
       2,455  DANAHER CORPORATION                                                                                         170,377
       2,773  EASTMAN KODAK COMPANY                                                                                        42,649
         531  MILLIPORE CORPORATION<<                                                                                      36,533
       1,150  PERKINELMER INCORPORATED                                                                                     28,716
       1,521  QUEST DIAGNOSTICS INCORPORATED                                                                               78,590
       4,012  RAYTHEON COMPANY                                                                                            214,682
       1,401  ROCKWELL AUTOMATION INCORPORATED                                                                             52,313
       1,625  TERADYNE INCORPORATED+                                                                                       12,691
       4,032  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      221,760
         952  WATERS CORPORATION+                                                                                          55,387
                                                                                                                        1,787,268
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.50%
         373  INTUITIVE SURGICAL INCORPORATED+                                                                             89,886
      10,859  MEDTRONIC INCORPORATED                                                                                      544,036
       3,289  ST. JUDE MEDICAL INCORPORATED                                                                               143,039
       1,201  VARIAN MEDICAL SYSTEMS INCORPORATED                                                                          68,613
                                                                                                                          845,574
                                                                                                                   --------------
MEDICAL MANAGEMENT SERVICES: 0.26%
       1,425  COVENTRY HEALTH CARE INCORPORATED+                                                                           46,384
       2,373  EXPRESS SCRIPTS INCORPORATED+                                                                               175,175
       4,867  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        219,015
                                                                                                                          440,574
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
MEDICAL PRODUCTS: 0.89%
       2,959  ALLERGAN INCORPORATED                                                                                $      152,389
       6,041  BAXTER INTERNATIONAL INCORPORATED                                                                           396,471
      20,621  MERCK & COMPANY INCORPORATED                                                                                650,799
       2,381  STRYKER CORPORATION                                                                                         148,336
       2,167  ZIMMER HOLDINGS INCORPORATED+                                                                               139,902
                                                                                                                        1,487,897
                                                                                                                   --------------
METAL MINING: 0.23%
       3,695  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         210,061
       4,395  NEWMONT MINING CORPORATION                                                                                  170,350

                                                                                                                          380,411
                                                                                                                   --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.05%
       1,057  VULCAN MATERIALS COMPANY<<                                                                                   78,747
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.18%
       1,208  HASBRO INCORPORATED                                                                                          41,942
       3,470  MATTEL INCORPORATED                                                                                          62,599
       1,193  TIFFANY & COMPANY                                                                                            42,375
       4,571  TYCO INTERNATIONAL LIMITED                                                                                  160,059
                                                                                                                          306,975
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 0.73%
       4,184  COSTCO WHOLESALE CORPORATION                                                                                271,667
      13,813  CVS CAREMARK CORPORATION                                                                                    464,946
         550  DILLARD'S INCORPORATED CLASS A                                                                                6,490
       2,646  OFFICE DEPOT INCORPORATED+                                                                                   15,400
       1,262  RADIOSHACK CORPORATION<<                                                                                     21,807
       6,843  STAPLES INCORPORATED<<                                                                                      153,968
       9,527  WALGREEN COMPANY                                                                                            294,956

                                                                                                                        1,229,234
                                                                                                                   --------------
MOTION PICTURES: 0.76%
      22,098  NEWS CORPORATION CLASS A                                                                                    264,955
      34,484  TIME WARNER INCORPORATED                                                                                    452,085
      18,060  WALT DISNEY COMPANY                                                                                         554,261
                                                                                                                        1,271,301
                                                                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.51%
       2,995  FEDEX CORPORATION                                                                                           236,725
       9,703  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                  610,222
                                                                                                                          846,947
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.46%
       1,992  AMERICAN CAPITAL LIMITED<<                                                                                   50,816
      11,158  AMERICAN EXPRESS COMPANY                                                                                    395,328
       3,616  CAPITAL ONE FINANCIAL CORPORATION<<                                                                         184,416
       2,746  CIT GROUP INCORPORATED                                                                                       19,112
       4,613  DISCOVER FINANCIAL SERVICES                                                                                  63,752
       4,497  SLM CORPORATION                                                                                              55,493
                                                                                                                          768,917
                                                                                                                   --------------
OFFICE EQUIPMENT: 0.06%
       8,395  XEROX CORPORATION                                                                                            96,794
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
OIL & GAS EXTRACTION: 2.70%
       4,509  ANADARKO PETROLEUM CORPORATION                                                                       $      218,732
       3,219  APACHE CORPORATION                                                                                          335,677
       2,831  BJ SERVICES COMPANY                                                                                          54,157
         994  CABOT OIL & GAS CORPORATION                                                                                  35,923
       5,016  CHESAPEAKE ENERGY CORPORATION                                                                               179,874
       4,252  DEVON ENERGY CORPORATION                                                                                    387,782
       1,379  ENSCO INTERNATIONAL INCORPORATED                                                                             79,472
       2,394  EOG RESOURCES INCORPORATED                                                                                  214,167
       8,439  HALLIBURTON COMPANY                                                                                         273,339
       2,696  NABORS INDUSTRIES LIMITED+                                                                                   67,184
       2,590  NOBLE CORPORATION                                                                                           113,701
       1,662  NOBLE ENERGY INCORPORATED                                                                                    92,391
       7,864  OCCIDENTAL PETROLEUM CORPORATION                                                                            554,019
       1,152  PIONEER NATURAL RESOURCES COMPANY                                                                            60,227
       1,492  RANGE RESOURCES CORPORATION                                                                                  63,962
       1,087  ROWAN COMPANIES INCORPORATED                                                                                 33,208
      11,546  SCHLUMBERGER LIMITED                                                                                        901,627
       3,303  SOUTHWESTERN ENERGY COMPANY                                                                                 100,874
       3,070  TRANSOCEAN INCORPORATED                                                                                     337,209
       6,551  WEATHERFORD INTERNATIONAL LIMITED+                                                                          164,692
       5,287  XTO ENERGY INCORPORATED                                                                                     245,951
                                                                                                                        4,514,168
                                                                                                                   --------------
PAPER & ALLIED PRODUCTS: 0.12%
         959  BEMIS COMPANY INCORPORATED<<                                                                                 25,049
       4,115  INTERNATIONAL PAPER COMPANY<<                                                                               107,731
       1,644  MEADWESTVACO CORPORATION                                                                                     38,322
       1,260  PACTIV CORPORATION+                                                                                          31,286
                                                                                                                          202,388
                                                                                                                   --------------
PERSONAL SERVICES: 0.06%
       1,272  CINTAS CORPORATION                                                                                           36,519
       3,157  H & R BLOCK INCORPORATED                                                                                     71,190

                                                                                                                          107,709
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.44%
         545  ASHLAND INCORPORATED                                                                                         15,936
      19,774  CHEVRON CORPORATION                                                                                       1,630,960
      14,627  CONOCOPHILLIPS                                                                                            1,071,428
      49,991  EXXON MOBIL CORPORATION                                                                                   3,882,301
       2,724  HESS CORPORATION                                                                                            223,586
       6,790  MARATHON OIL CORPORATION                                                                                    270,726
       1,832  MURPHY OIL CORPORATION                                                                                      117,504
       1,124  SUNOCO INCORPORATED                                                                                          39,992
       1,327  TESORO PETROLEUM CORPORATION                                                                                 21,882
       5,035  VALERO ENERGY CORPORATION                                                                                   152,561
                                                                                                                        7,426,876
                                                                                                                   --------------
PIPELINES: 0.08%
       5,546  THE WILLIAMS COMPANIES INCORPORATED                                                                         131,163
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.33%
       1,079  AK STEEL HOLDING CORPORATION                                                                                27,968
       7,828  ALCOA INCORPORATED                                                                                         176,756
         965  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         28,516
       3,047  NUCOR CORPORATION                                                                                          120,357
       1,341  PRECISION CASTPARTS CORPORATION                                                                            105,644
         819  TITANIUM METALS CORPORATION<<                                                                                9,287

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
PRIMARY METAL INDUSTRIES (continued)
       1,130  UNITED STATES STEEL CORPORATION                                                                      $       87,699
                                                                                                                          556,227
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.29%
       6,544  CBS CORPORATION CLASS B<<                                                                                    95,412
       2,195  GANNETT COMPANY INCORPORATED<<                                                                               37,117
       3,056  MCGRAW-HILL COMPANIES INCORPORATED                                                                           96,600
         348  MEREDITH CORPORATION<<                                                                                        9,761
       1,120  NEW YORK TIMES COMPANY CLASS A<<                                                                             16,005
       2,021  RR DONNELLEY & SONS COMPANY                                                                                  49,575
       5,976  VIACOM INCORPORATED CLASS B+<<                                                                              148,444
          57  WASHINGTON POST COMPANY CLASS B                                                                              31,735
                                                                                                                          484,649
                                                                                                                   --------------
RAILROAD TRANSPORTATION: 0.63%
       2,718  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    251,225
       3,923  CSX CORPORATION<<                                                                                           214,078
       3,611  NORFOLK SOUTHERN CORPORATION                                                                                239,084
       4,900  UNION PACIFIC CORPORATION                                                                                   348,684
                                                                                                                        1,053,071
                                                                                                                   --------------
REAL ESTATE: 0.01%
       1,655  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                 22,127
                                                                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
       1,521  SEALED AIR CORPORATION                                                                                       33,447
       2,320  THE GOODYEAR TIRE & RUBBER COMPANY                                                                           35,519
                                                                                                                           68,966
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.37%
       2,087  AMERIPRISE FINANCIAL INCORPORATED                                                                            79,723
       8,978  CHARLES SCHWAB CORPORATION                                                                                  233,428
         645  CME GROUP INCORPORATED                                                                                      239,624
       5,170  E*TRADE FINANCIAL CORPORATION+<<                                                                             14,476
         845  FEDERATED INVESTORS INCORPORATED CLASS B                                                                     24,361
       1,465  FRANKLIN RESOURCES INCORPORATED                                                                             129,110
       4,182  GOLDMAN SACHS GROUP INCORPORATED                                                                            535,296
         725  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                      58,493
       3,722  INVESCO LIMITED<<                                                                                            78,088
       1,364  LEGG MASON INCORPORATED                                                                                      51,914
      14,740  MERRILL LYNCH & COMPANY INCORPORATED                                                                        372,922
      10,674  MORGAN STANLEY                                                                                              245,502
       2,560  NYSE EURONEXT INCORPORATED<<                                                                                100,301
       2,490  T. ROWE PRICE GROUP INCORPORATED<<                                                                          133,738
                                                                                                                        2,296,976
                                                                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.14%
      15,187  CORNING INCORPORATED                                                                                        237,525
                                                                                                                   --------------
TOBACCO PRODUCTS: 0.98%
      19,824  ALTRIA GROUP INCORPORATED                                                                                   393,308
       1,674  LORILLARD INCORPORATED                                                                                      119,105
      19,838  PHILIP MORRIS INTERNATIONAL                                                                                 954,208
       1,636  REYNOLDS AMERICAN INCORPORATED                                                                               79,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
TOBACCO PRODUCTS (continued)
       1,420  UST INCORPORATED                                                                                            $94,487
                                                                                                                        1,640,650
                                                                                                                   --------------
TRANSPORTATION BY AIR: 0.06%
       7,064  SOUTHWEST AIRLINES COMPANY                                                                                  102,499
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 1.75%
       7,124  BOEING COMPANY                                                                                              408,561
      21,765  FORD MOTOR COMPANY<<                                                                                        113,178
       3,823  GENERAL DYNAMICS CORPORATION                                                                                281,449
       5,449  GENERAL MOTORS CORPORATION<<                                                                                 51,493
       1,557  GENUINE PARTS COMPANY                                                                                        62,607
       1,204  GOODRICH CORPORATION                                                                                         50,086
       2,264  HARLEY-DAVIDSON INCORPORATED                                                                                 84,447
       7,165  HONEYWELL INTERNATIONAL INCORPORATED                                                                        297,706
       1,749  ITT CORPORATION                                                                                              97,262
       5,715  JOHNSON CONTROLS INCORPORATED                                                                               173,336
       3,204  LOCKHEED MARTIN CORPORATION                                                                                 351,383
       3,248  NORTHROP GRUMMAN CORPORATION                                                                                196,634
       3,497  PACCAR INCORPORATED<<                                                                                       133,550
       2,392  TEXTRON INCORPORATED                                                                                         70,038
       9,281  UNITED TECHNOLOGIES CORPORATION                                                                             557,417
                                                                                                                        2,929,147
                                                                                                                   --------------
TRANSPORTATION SERVICES: 0.09%
       1,636  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                         83,371
       2,050  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                          71,422
                                                                                                                          154,793
                                                                                                                   --------------
TRAVEL & RECREATION: 0.11%
       4,205  CARNIVAL CORPORATION                                                                                        148,647
       2,014  EXPEDIA INCORPORATED+<<                                                                                      30,432
                                                                                                                          179,079
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.46%
       1,525  AMERISOURCEBERGEN CORPORATION                                                                                57,416
         755  BROWN-FORMAN CORPORATION CLASS B                                                                             54,217
       1,466  DEAN FOODS COMPANY+                                                                                          34,246
       2,655  MCKESSON CORPORATION                                                                                        142,866
       3,776  NIKE INCORPORATED CLASS B<<                                                                                 252,614
       2,044  SUPERVALU INCORPORATED                                                                                       44,355
       5,794  SYSCO CORPORATION                                                                                           178,629
                                                                                                                          764,343
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
       3,996  KIMBERLY-CLARK CORPORATION                                                                                  259,101
         876  PATTERSON COMPANIES INCORPORATED+                                                                            26,639
         623  W.W. GRAINGER INCORPORATED                                                                                   54,168
                                                                                                                          339,908
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $98,946,589)                                                                                 97,970,283
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
US TREASURY SECURITIES: 37.25%
US TREASURY BONDS: 37.25%
$  3,949,000  US TREASURY BOND<<                                                               5.25%   11/15/2028  $    4,375,062
   4,046,000  US TREASURY BOND<<                                                               5.25    02/15/2029       4,486,318
   3,778,000  US TREASURY BOND<<                                                               6.13    08/15/2029       4,656,680
   6,271,000  US TREASURY BOND<<                                                               6.25    05/15/2030       7,875,987
   6,273,000  US TREASURY BOND<<                                                               5.38    02/15/2031       7,128,186
  10,025,000  US TREASURY BOND<<                                                               4.50    02/15/2036      10,289,720
   5,849,000  US TREASURY BOND<<                                                               4.75    02/15/2037       6,256,605
   5,914,000  US TREASURY BOND<<                                                               5.00    05/15/2037       6,578,864
   6,266,000  US TREASURY BOND<<                                                               4.38    02/15/2038       6,345,791
   4,223,000  US TREASURY BOND<<                                                               4.50    05/15/2038       4,359,589

                                                                                                                       62,352,802
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $60,171,563)                                                                        62,352,802
                                                                                                                   --------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 43.37%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.02%
   1,683,114  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,683,114
   1,683,114  DAILY ASSETS FUND INSTITUTIONAL                                                                           1,683,114
   1,683,114  DREYFUS CASH MANAGEMENT FUND                                                                              1,683,114
   1,683,114  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,683,114

                                                                                                                        6,732,456
                                                                                                                   --------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 39.35%
$  1,276,132  ATLANTIS ONE FUNDING CORPORATION++                                               6.75    10/01/2008       1,276,132
   9,657,213  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $9,657,817)                                        2.25    10/01/2008       9,657,213
   1,379,602  BASF FINANCE EUROPE NV+++/-                                                      2.80    10/17/2008       1,379,418
     308,872  CHEYNE FINANCE LLC++####(I)(A)+/-                                                2.08    02/25/2008           5,096
     301,333  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $301,343)                                   1.15    10/01/2008         301,333
  12,017,022  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $12,017,773)                                       2.25    10/01/2008      12,017,022
     655,199  GRYPHON FUNDING LIMITED(I)(A)                                                    0.00    08/23/2009         285,470
     965,721  ING (USA) ANNUITY & LIFE INSURANCE COMPANY(I)+/-(A)                              2.58    10/16/2008         965,721
   1,294,756  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $1,294,,999)                                6.75    10/01/2008       1,294,756
  12,017,022  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $12,017,606)                                1.75    10/01/2008      12,017,022
   1,276,132  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008       1,276,132
     689,801  METLIFE GLOBAL FUNDING I+++/-                                                    3.19    10/21/2008         689,756
   1,276,132  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008       1,276,132
     424,228  MORGAN STANLEY+/-                                                                2.64    10/15/2008         424,228
   9,012,939  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $9,013,189)                                 1.00    10/01/2008       9,012,939
     413,881  ROYAL BANK OF CANADA                                                             0.25    10/01/2008         413,881
   1,158,866  ROYAL BANK OF CANADA                                                             8.00    10/01/2008       1,158,866
     993,313  ROYAL BANK OF CANADA                                                            10.00    10/01/2008         993,313
   1,230,605  ROYAL BANK OF CANADA                                                            11.00    10/01/2008       1,230,605
     993,313  ROYAL BANK OF CANADA                                                            12.00    10/01/2008         993,313
   1,103,682  STANFIELD VICTORIA FUNDING LLC++####(I)(A)+/-                                    4.05    04/03/2008         849,835
   1,276,132  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008       1,276,132
   2,759,204  TRANSAMERICA OCCIDENTAL LIFE INSURANCE(I)+/-(A)                                  2.26    10/31/2008       2,759,204
   1,276,132  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008       1,276,132
     689,801  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008         689,784

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT ASSET ALLOCATION FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$  1,276,132  VERSAILLES CDS LLC++                                                             7.00%   10/01/2008  $    1,276,132
     689,801  VICTORIA FINANCE LLC++####(I)(A)+/-                                              3.95    05/02/2008         531,147
     689,801  VICTORIA FINANCE LLC++####(I)(A)+/-                                              7.10    08/07/2008         531,147

                                                                                                                       65,857,861
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $73,681,868)                                                             72,590,317
                                                                                                                   --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.99%
   1,239,207  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,239,207
                                                                                                                   --------------
US TREASURY BILLS: 2.25%
$     40,000  US TREASURY BILL###                                                              0.30    11/06/2008          39,988
   1,270,000  US TREASURY BILL###                                                              1.74    11/06/2008       1,268,047
      10,000  US TREASURY BILL###                                                              1.90    11/06/2008           9,985
      10,000  US TREASURY BILL###                                                              1.94    11/06/2008           9,985
      20,000  US TREASURY BILL###                                                              2.23    11/06/2008          19,969
   2,280,000  US TREASURY BILL###                                                              1.89    02/05/2009       2,271,530
     145,000  US TREASURY BILL###                                                              1.91    02/05/2009         144,461

                                                                                                                        3,763,965
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,995,935)                                                                          5,003,172
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $237,795,955)*                                                                      142.13%               $  237,916,574
OTHER ASSETS AND LIABILITIES, NET                                                            (42.13)                  (70,525,512)
                                                                                             ------                --------------
TOTAL NET ASSETS                                                                             100.00%               $  167,391,062
                                                                                             ======                ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $812,071.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-  VARIABLE RATE INVESTMENTS.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,239,207.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 97.46%
APPAREL & ACCESSORY STORES: 2.35%
      12,453  KOHL'S CORPORATION+                                                                                  $      573,834
                                                                                                                   --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.36%
      22,510  JONES APPAREL GROUP INCORPORATED                                                                            416,660
       5,210  VF CORPORATION                                                                                              402,785
                                                                                                                          819,445
                                                                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.17%
         500  NVR INCORPORATED<<                                                                                          286,000
                                                                                                                   --------------
BUSINESS SERVICES: 7.22%
       5,650  MANPOWER INCORPORATED                                                                                       243,854
      26,080  MICROSOFT CORPORATION                                                                                       696,075
      21,280  OMNICOM GROUP INCORPORATED                                                                                  820,557
                                                                                                                        1,760,486
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 14.44%
      13,210  AVERY DENNISON CORPORATION                                                                                  587,581
       8,070  AVON PRODUCTS INCORPORATED                                                                                  335,470
       9,560  COLGATE-PALMOLIVE COMPANY                                                                                   720,346
       6,760  HENKEL KGAA ADR                                                                                             206,146
       9,400  HENKEL KGAA ADR PREFERRED                                                                                   341,977
      12,024  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             474,467
      12,390  JOHNSON & JOHNSON                                                                                           858,379
                                                                                                                        3,524,366
                                                                                                                   --------------
COMMUNICATIONS: 2.38%
      26,312  VODAFONE GROUP PLC ADR                                                                                      581,495
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 7.21%
      19,026  BANK OF AMERICA CORPORATION<<                                                                               665,910
       9,405  JPMORGAN CHASE & COMPANY                                                                                    439,214
      11,490  STATE STREET CORPORATION                                                                                    653,551
                                                                                                                        1,758,675
                                                                                                                   --------------
EATING & DRINKING PLACES: 4.14%
      16,500  DARDEN RESTAURANTS INCORPORATED                                                                             472,395
       8,721  MCDONALD'S CORPORATION                                                                                      538,086
                                                                                                                        1,010,481
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.31%
      52,240  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          369,859
      22,750  GENERAL ELECTRIC COMPANY                                                                                    580,125
      19,830  MOLEX INCORPORATED CLASS A                                                                                  412,662
       6,422  TYCO ELECTRONICS LIMITED                                                                                    177,633
                                                                                                                        1,540,279
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.96%
      10,750  ILLINOIS TOOL WORKS INCORPORATED                                                                            477,838
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 2.56%
       9,060  DIAGEO PLC ADR<<                                                                                            623,872
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
HEALTH SERVICES: 1.86%
       9,200  CARDINAL HEALTH INCORPORATED                                                                         $      453,376
                                                                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.99%
         166  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                    729,570
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.58%
      13,365  DELL INCORPORATED+                                                                                          220,255
      11,200  DIEBOLD INCORPORATED                                                                                        370,832
      14,070  DOVER CORPORATION                                                                                           570,539
       7,180  EATON CORPORATION                                                                                           403,372
      15,900  PITNEY BOWES INCORPORATED                                                                                   528,834
                                                                                                                        2,093,832
                                                                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.02%
      22,880  WILLIS GROUP HOLDINGS LIMITED                                                                               738,109
                                                                                                                   --------------
INSURANCE CARRIERS: 4.42%
      16,110  ALLSTATE CORPORATION                                                                                        742,993
      26,300  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                      335,325
                                                                                                                        1,078,318
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 5.79%
       2,890  BECTON DICKINSON & COMPANY                                                                                  231,951
      36,280  BOSTON SCIENTIFIC CORPORATION+                                                                              445,156
      14,250  QUEST DIAGNOSTICS INCORPORATED                                                                              736,298
                                                                                                                        1,413,405
                                                                                                                   --------------
MEDICAL PRODUCTS: 1.81%
       6,720  BAXTER INTERNATIONAL INCORPORATED                                                                           441,034
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.81%
      12,582  TYCO INTERNATIONAL LIMITED                                                                                  440,622
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 1.19%
      49,850  OFFICE DEPOT INCORPORATED+                                                                                  290,127
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.48%
      23,980  AMERICAN EXPRESS COMPANY                                                                                    849,611
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.86%
      12,130  EXXON MOBIL CORPORATION                                                                                     942,016
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.92%
       6,380  HUBBELL INCORPORATED CLASS B                                                                                223,619
                                                                                                                   --------------
TRAVEL & RECREATION: 1.87%
      12,890  CARNIVAL CORPORATION                                                                                        455,662
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 2.76%
      10,380  KIMBERLY-CLARK CORPORATION                                                                                  673,037
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $25,965,109)                                                                                 23,779,109
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 5.45%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.47%
      28,420  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     28,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
      28,420  DAILY ASSETS FUND INSTITUTIONAL                                                                      $       28,420
      28,420  DREYFUS CASH MANAGEMENT FUND                                                                                 28,420
      28,420  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              28,420
                                                                                                                          113,680
                                                                                                                   --------------

                                                                                             INTEREST   MATURITY
  PRINCIPAL                                                                                    RATE       DATE
------------                                                                                 --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.98%
$     23,145  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008          23,145
      10,765  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008          10,762
      10,765  BANK OF IRELAND+++/-                                                             2.80    10/14/2008          10,765
     193,770  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $193,782)                                             2.25    10/01/2008         193,770
      10,994  CHEYNE FINANCE LLC++####(A) +/-(I)                                               2.08    02/25/2008             181
       8,464  CHEYNE FINANCE LLC++####(A) +/-(I)                                               7.04    05/19/2008             140
       6,964  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $6,964)                                        1.15    10/01/2008           6,964
     211,640  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $211,653)                                             2.25    10/01/2008         211,640
      41,288  GRYPHON FUNDING LIMITED(A)(I)                                                    0.00    08/23/2009          17,989
      27,989  ING (USA) ANNUITY & LIFE INSURANCE COMPANY(A) +/-(I)                             2.58    10/16/2008          27,989
      22,854  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES (MATURITY VALUE $22,858)                                       6.75    10/01/2008          22,854
     211,640  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $211,650)                                      1.75    10/01/2008         211,640
      23,145  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008          23,145
      23,145  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008          23,145
       1,992  MORGAN STANLEY2                                                                  2.64    10/15/2008           1,992
     173,833  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $173,838)                                      1.00    10/01/2008         173,833
      21,530  NORTHERN ROCK PLC+++/-                                                           2.52    10/03/2008          21,528
       6,459  ROYAL BANK OF CANADA                                                             0.25    10/01/2008           6,459
      21,099  ROYAL BANK OF CANADA                                                             8.00    10/01/2008          21,099
      17,655  ROYAL BANK OF CANADA                                                            10.00    10/01/2008          17,655
      11,626  ROYAL BANK OF CANADA                                                            11.00    10/01/2008          11,626
      17,655  ROYAL BANK OF CANADA                                                            12.00    10/01/2008          17,655
      13,349  STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)####                                    4.05    04/03/2008          10,278
      21,530  STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)####                                    4.06    02/15/2008          16,578
      23,145  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008          23,145
      23,145  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008          23,145
      10,765  UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                         2.52    10/14/2008          10,765
      10,765  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008          10,765
      23,145  VERSAILLES CDS LLC++                                                             7.00    10/01/2008          23,145
      18,516  VICTORIA FINANCE LLC++####(A) +/-(I)                                             7.07    07/28/2008          14,257
      10,765  VICTORIA FINANCE LLC++####(A) +/-(I)                                             7.10    08/07/2008           8,289
      21,530  WHITE PINE FINANCE LLC+++/-(I)####(A)                                            4.01    02/22/2008          19,743
                                                                                                                        1,216,086
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,343,343)                                                               1,329,766
                                                                                                                   --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.47%
     847,411  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                847,411
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $847,411)                                                                              847,411
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $28,155,863)*                                                                           106.38%              $   25,956,286
OTHER ASSETS AND LIABILITIES, NET                                                              (6.38)                  (1,557,372)
                                                                                              ------               --------------
TOTAL NET ASSETS                                                                              100.00%              $   24,398,914
                                                                                              ======               ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $847,411.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 97.63%
AMUSEMENT & RECREATION SERVICES: 1.27%
      71,900  WMS INDUSTRIES INCORPORATED+                                                                         $    2,197,983
                                                                                                                   --------------
APPAREL & ACCESSORY STORES: 2.06%
      61,900  GUESS INCORPORATED                                                                                        2,153,501
      44,300  URBAN OUTFITTERS INCORPORATED<<+                                                                          1,411,841
                                                                                                                        3,565,342
                                                                                                                   --------------
BUSINESS SERVICES: 10.12%
     291,100  ACTIVISION BLIZZARD INCORPORATED+                                                                         4,491,673
      37,581  ADVENT SOFTWARE INCORPORATED<<+                                                                           1,323,979
      61,443  ANSYS INCORPORATED+                                                                                       2,326,846
      79,400  CAVIUM NETWORKS INCORPORATED<<+                                                                           1,117,952
      37,500  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                                  852,750
      58,402  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       2,234,461
      64,300  F5 NETWORKS INCORPORATED+                                                                                 1,503,334
     104,000  OMNITURE INCORPORATED<<+                                                                                  1,909,440
      82,400  PHASE FORWARD INCORPORATED+                                                                               1,722,984
                                                                                                                       17,483,419
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 3.21%
      76,300  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    4,236,939
     114,600  MYLAN LABORATORIES INCORPORATED<<                                                                         1,308,732
                                                                                                                        5,545,671
                                                                                                                   --------------
COMMUNICATIONS: 9.11%
      78,763  EQUINIX INCORPORATED<<+                                                                                   5,470,878
      32,800  GEOEYE INCORPORATED+                                                                                        725,864
     128,945  NII HOLDINGS INCORPORATED+                                                                                4,889,594
     179,800  SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                                 4,651,426
                                                                                                                       15,737,762
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 2.26%
     232,100  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   3,896,959
                                                                                                                   --------------
EATING & DRINKING PLACES: 1.41%
      99,000  BURGER KING HOLDINGS INCORPORATED                                                                         2,431,440
                                                                                                                   --------------
EDUCATIONAL SERVICES: 1.75%
      60,994  DEVRY INCORPORATED                                                                                        3,021,643
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.19%
      30,300  CLEAN HARBORS INCORPORATED+                                                                               2,046,765
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.52%
       5,900  FIRST SOLAR INCORPORATED+                                                                                 1,114,569
     222,900  GRAFTECH INTERNATIONAL LIMITED+                                                                           3,368,019
     135,300  MONOLITHIC POWER SYSTEMS+                                                                                 2,350,161
     104,700  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       3,166,128
      95,400  POLYCOM INCORPORATED+                                                                                     2,206,602
      87,772  SOLERA HOLDINGS INCORPORATED+                                                                             2,520,812
                                                                                                                       14,726,291
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.73%
      32,317  IHS INCORPORATED+                                                                                         1,539,582

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
      95,100  KBR INCORPORATED                                                                                     $    1,452,177
                                                                                                                        2,991,759
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 5.81%
      75,950  CENTRAL EUROPEAN DISTRIBUTION CORPORATION<<+                                                              3,448,890
      79,188  FLOWERS FOODS INCORPORATED                                                                                2,324,960
      47,052  HORMEL FOODS CORPORATION                                                                                  1,707,047
      86,300  TREEHOUSE FOODS INCORPORATED+                                                                             2,563,110
                                                                                                                       10,044,007
                                                                                                                   --------------
HEALTH SERVICES: 6.19%
      37,200  AMEDISYS INCORPORATED<<+                                                                                  1,810,524
      27,579  COVANCE INCORPORATED+                                                                                     2,438,259
      86,200  LINCARE HOLDINGS INCORPORATED+                                                                            2,593,758
     101,400  PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                                     3,848,130
                                                                                                                       10,690,671
                                                                                                                   --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.33%
      66,118  FOSTER WHEELER LIMITED                                                                                    2,387,521
      63,829  MCDERMOTT INTERNATIONAL INCORPORATED                                                                      1,630,831
                                                                                                                        4,018,352
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.46%
     142,735  A-POWER ENERGY GENERATION SYSTEMS LIMITED<<+                                                              1,278,906
     110,200  DATA DOMAIN INCORPORATED<<+                                                                               2,454,154
      78,700  GAMESTOP CORPORATION CLASS A+                                                                             2,692,327
     236,100  NETEZZA CORPORATION+                                                                                      2,505,021
     126,800  NUANCE COMMUNICATIONS INCORPORATED<<+                                                                     1,545,692
      38,700  PALL CORPORATION                                                                                          1,330,893
      14,100  SPX CORPORATION                                                                                           1,085,700
                                                                                                                       12,892,693
                                                                                                                   --------------
INSURANCE CARRIERS: 2.15%
      47,300  ASSURANT INCORPORATED                                                                                     2,601,500
      36,100  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      1,116,212
                                                                                                                        3,717,712
                                                                                                                   --------------
LEGAL SERVICES: 0.55%
      13,093  FTI CONSULTING INCORPORATED<<+                                                                              945,838
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.90%
      55,673  ENERGY CONVERSION DEVICES INCORPORATED<<+                                                                 3,242,952
     204,400  EV3 INCORPORATED<<+                                                                                       2,052,176
      95,836  HOLOGIC INCORPORATED+                                                                                     1,852,510
     150,400  ION GEOPHYSICAL CORPORATION+                                                                              2,134,176
      86,500  WRIGHT MEDICAL GROUP INCORPORATED+                                                                        2,633,060
                                                                                                                       11,914,874
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.31%
     115,855  PSS WORLD MEDICAL INCORPORATED<<+                                                                         2,259,173
                                                                                                                   --------------
MEDICAL PRODUCTS: 1.07%
      45,600  ILLUMINA INCORPORATED<<+                                                                                  1,848,168
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
MISCELLANEOUS RETAIL: 2.12%
      61,000  DICK'S SPORTING GOODS INCORPORATED+                                                                  $    1,194,380
     123,100  HIBBETT SPORTS INCORPORATED<<+                                                                            2,464,462
                                                                                                                        3,658,842
                                                                                                                   --------------
OIL & GAS EXTRACTION: 5.67%
      55,600  ATWOOD OCEANICS INCORPORATED+                                                                             2,023,840
      30,600  FOREST OIL CORPORATION                                                                                    1,517,760
      35,000  HELMERICH & PAYNE INCORPORATED                                                                            1,511,650
      50,400  NEWFIELD EXPLORATION COMPANY+                                                                             1,612,296
     145,000  PETROHAWK ENERGY CORPORATION+                                                                             3,136,350
                                                                                                                        9,801,896
                                                                                                                   --------------
PAPER & ALLIED PRODUCTS: 2.18%
      85,800  PACKAGING CORPORATION OF AMERICA                                                                          1,988,844
      71,400  PACTIV CORPORATION+                                                                                       1,772,862
                                                                                                                        3,761,706
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.68%
      67,900  LAZARD LIMITED                                                                                            2,903,404
                                                                                                                   --------------
TRANSPORTATION BY AIR: 2.58%
     131,400  CONTINENTAL AIRLINES INCORPORATED CLASS B<<+                                                              2,191,752
     376,400  US AIRWAYS GROUP INCORPORATED+                                                                            2,269,692
                                                                                                                        4,461,444
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 1.44%
      64,600  HORNBECK OFFSHORE+                                                                                        2,494,852
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 3.37%
      78,986  AIRGAS INCORPORATED                                                                                       3,921,655
      81,100  DEAN FOODS COMPANY+                                                                                       1,894,496
                                                                                                                        5,816,151
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 2.19%
     117,920  BEACON ROOFING SUPPLY INCORPORATED<<+                                                                     1,841,910
      93,400  TITAN MACHINERY INCORPORATED<<+                                                                           1,943,652
                                                                                                                        3,785,562
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $190,324,165)                                                                               168,660,379
                                                                                                                   --------------
RIGHTS: 0.00%
      90,400  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                  0
TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 16.47%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.41%
     608,054  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   608,054
     608,054  DAILY ASSETS FUND INSTITUTIONAL                                                                             608,054
     608,054  DREYFUS CASH MANAGEMENT FUND                                                                                608,054
     608,054  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             608,054
                                                                                                                        2,432,216
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT DISCOVERY FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 15.06%
$    495,195  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008  $      495,195
     230,323  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008         230,310
     230,323  BANK OF IRELAND+++/-                                                             2.80    10/14/2008         230,317
   4,145,821  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $4,146,080)                                    2.25    10/01/2008       4,145,821
     235,213  CHEYNE FINANCE LLC(A)(I)+++/-####                                                2.08    02/25/2008           3,881
     181,090  CHEYNE FINANCE LLC(A)(I)+++/-####                                                7.04    05/19/2008           2,988
     149,001  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $149,006)                                      1.15    10/01/2008         149,001
   4,528,158  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $4,528,441)                                    2.25    10/01/2008       4,528,158
     883,381  GRYPHON FUNDING LIMITED(A)(I)                                                    0.00    08/23/2009         384,889
     598,841  ING (USA) ANNUITY & LIFE INSURANCE COMPANY(I)+/-(A)                              2.58    10/16/2008         598,841
     488,977  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES (MATURITY VALUE $489,069)                                      6.75    10/01/2008         488,977
   4,528,158  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $4,528,378)                                    1.75    10/01/2008       4,528,158
     495,195  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008         495,195
     495,195  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008         495,195
      42,610  MORGAN STANLEY+/-                                                                2.64    10/15/2008          42,610
   3,719,262  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $3,719,365)                                    1.00    10/01/2008       3,719,262
     460,647  NORTHERN ROCK PLC+++/-                                                           2.52    10/03/2008         460,605
     138,194  ROYAL BANK OF CANADA                                                             0.25    10/01/2008         138,194
     451,434  ROYAL BANK OF CANADA                                                             8.00    10/01/2008         451,434
     377,730  ROYAL BANK OF CANADA                                                            10.00    10/01/2008         377,730
     248,749  ROYAL BANK OF CANADA                                                            11.00    10/01/2008         248,749
     377,730  ROYAL BANK OF CANADA                                                            12.00    10/01/2008         377,730
     285,601  STANFIELD VICTORIA FUNDING LLC(A)(I)+++/-####                                    4.05    04/03/2008         219,913
     460,647  STANFIELD VICTORIA FUNDING LLC(A)(I)+++/-####                                    4.06    02/15/2008         354,698
     495,195  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008         495,195
     495,195  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008         495,195
     230,323  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                          2.52    10/14/2008         230,314
     230,323  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008         230,318
     495,195  VERSAILLES CDS LLC++                                                             7.00    10/01/2008         495,195
     396,156  VICTORIA FINANCE LLC(A)(I)+++/-####                                              7.07    07/28/2008         305,040
     230,323  VICTORIA FINANCE LLC(A)(I)+++/-####                                              7.10    08/07/2008         177,349
     460,647  WHITE PINE FINANCE LLC+++/-(I)(A)####                                            4.01    02/22/2008         422,413
                                                                                                                       26,018,870
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,358,797)                                                             28,451,086
                                                                                                                   --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.55%
   4,406,299  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,406,299
TOTAL SHORT-TERM INVESTMENTS (COST $4,406,299)                                                                          4,406,299
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $224,089,261)*                                                                       116.65%              $  201,517,764
OTHER ASSETS AND LIABILITIES, NET                                                             (16.65)                 (28,762,504)
                                                                                              ------               --------------
TOTAL NET ASSETS                                                                              100.00%              $  172,755,260
                                                                                              ======               ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT DISCOVERY FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++ SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,406,299.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT EQUITY INCOME FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 99.27%
BUSINESS SERVICES: 2.97%
      23,350  MICROSOFT CORPORATION                                                                                $      623,212
      19,325  ORACLE CORPORATION+                                                                                         392,491
      37,450  SYMANTEC CORPORATION+                                                                                       733,271
                                                                                                                        1,748,974
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 14.75%
      16,900  ABBOTT LABORATORIES                                                                                         973,102
      10,060  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       689,009
      32,750  BRISTOL-MYERS SQUIBB COMPANY                                                                                682,838
       3,375  COLGATE-PALMOLIVE COMPANY                                                                                   254,306
      20,300  E.I. DU PONT DE NEMOURS & COMPANY                                                                           818,090
      15,245  JOHNSON & JOHNSON                                                                                         1,056,174
      57,880  PFIZER INCORPORATED                                                                                       1,067,307
      23,890  PROCTER & GAMBLE COMPANY                                                                                  1,664,894
      11,439  ROHM & HAAS COMPANY                                                                                         800,730
      21,800  SCHERING-PLOUGH CORPORATION                                                                                 402,646
       7,625  WYETH                                                                                                       281,668
                                                                                                                        8,690,764
                                                                                                                   --------------
COMMUNICATIONS: 5.78%
      70,220  AT&T INCORPORATED                                                                                         1,960,542
      44,924  VERIZON COMMUNICATIONS INCORPORATED                                                                       1,441,611
                                                                                                                        3,402,153
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 14.97%
      53,930  BANK OF AMERICA CORPORATION<<                                                                             1,887,550
      34,601  BANK OF NEW YORK MELLON CORPORATION                                                                       1,127,301
      58,490  CITIGROUP INCORPORATED                                                                                    1,199,630
      56,895  JPMORGAN CHASE & COMPANY                                                                                  2,656,997
      11,825  STATE STREET CORPORATION                                                                                    672,606
      35,325  US BANCORP                                                                                                1,272,407
                                                                                                                        8,816,491
                                                                                                                   --------------
EATING & DRINKING PLACES: 1.34%
      12,775  MCDONALD'S CORPORATION                                                                                      788,218
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.20%
      15,540  DOMINION RESOURCES INCORPORATED<<                                                                           664,801
       7,097  FIRSTENERGY CORPORATION                                                                                     475,428
      22,150  FPL GROUP INCORPORATED                                                                                    1,114,145
       8,025  MDU RESOURCES GROUP INCORPORATED                                                                            232,725
      17,610  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                577,432
                                                                                                                        3,064,531
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.20%

      23,750  CISCO SYSTEMS INCORPORATED+                                                                                 535,800
      20,015  EMERSON ELECTRIC COMPANY                                                                                    816,412
      70,380  GENERAL ELECTRIC COMPANY                                                                                  1,794,690
      27,125  NOKIA OYJ ADR                                                                                               505,881
                                                                                                                        3,652,783
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.93%
      13,700  COMMERCIAL METALS COMPANY                                                                                   231,393


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT EQUITY INCOME FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
      15,770  FORTUNE BRANDS INCORPORATED                                                                          $      904,567
                                                                                                                        1,135,960
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 2.59%
      10,284  KRAFT FOODS INCORPORATED CLASS A                                                                            336,801
      16,640  PEPSICO INCORPORATED                                                                                      1,185,933
                                                                                                                        1,522,734
                                                                                                                   --------------
FOOD STORES: 0.85%
      21,200  SAFEWAY INCORPORATED                                                                                        502,864
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 2.26%
      27,140  TARGET CORPORATION                                                                                        1,331,217
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.02%
       9,759  3M COMPANY                                                                                                  666,637
      28,890  HEWLETT-PACKARD COMPANY                                                                                   1,335,874
      36,965  INTEL CORPORATION                                                                                           692,354
       7,260  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 849,130
                                                                                                                        3,543,995
                                                                                                                   --------------
INSURANCE CARRIERS: 4.97%
      23,925  METLIFE INCORPORATED                                                                                      1,339,800
       4,600  PRUDENTIAL FINANCIAL INCORPORATED                                                                           331,200
      27,775  THE TRAVELERS COMPANIES INCORPORATED                                                                      1,255,430
                                                                                                                        2,926,430
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.77%
       7,340  BECTON DICKINSON & COMPANY                                                                                  589,108
      12,225  ROCKWELL AUTOMATION INCORPORATED                                                                            456,482
                                                                                                                        1,045,590
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.41%
      16,600  MEDTRONIC INCORPORATED                                                                                      831,660
                                                                                                                   --------------
MEDICAL PRODUCTS: 0.80%
      14,875  MERCK & COMPANY INCORPORATED                                                                                469,455
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 1.18%
      20,675  CVS CAREMARK CORPORATION                                                                                    695,921
                                                                                                                   --------------
MOTION PICTURES: 1.82%
      40,525  TIME WARNER INCORPORATED                                                                                    531,283
      17,700  WALT DISNEY COMPANY                                                                                         543,213

                                                                                                                        1,074,496
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.77%
      16,070  AMERICAN EXPRESS COMPANY                                                                                    569,360
       9,250  CAPITAL ONE FINANCIAL CORPORATION<<                                                                         471,750
                                                                                                                        1,041,110
                                                                                                                   --------------
OIL & GAS EXTRACTION: 2.27%
      13,575  CHESAPEAKE ENERGY CORPORATION                                                                               486,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT EQUITY INCOME FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
OIL & GAS EXTRACTION (continued)
      25,375  HALLIBURTON COMPANY                                                                                  $      821,896
         400  SCHLUMBERGER LIMITED                                                                                         31,236
                                                                                                                        1,339,932
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.82%
      25,200  CHEVRON CORPORATION                                                                                       2,078,496
      28,300  CONOCOPHILLIPS                                                                                            2,072,975
      35,989  EXXON MOBIL CORPORATION                                                                                   2,794,906
      15,175  MARATHON OIL CORPORATION                                                                                    605,027
                                                                                                                        7,551,404
                                                                                                                   --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.37%
       2,234  AMERIPRISE FINANCIAL INCORPORATED                                                                            85,339
       5,150  MERRILL LYNCH & COMPANY INCORPORATED                                                                        130,295
                                                                                                                          215,634
                                                                                                                   --------------

TOBACCO PRODUCTS: 0.91%
      11,195  PHILIP MORRIS INTERNATIONAL                                                                                 538,480
                                                                                                                   --------------

TRANSPORTATION EQUIPMENT: 3.28%
      24,033  HONEYWELL INTERNATIONAL INCORPORATED                                                                        998,571
      15,500  UNITED TECHNOLOGIES CORPORATION                                                                             930,930

                                                                                                                        1,929,501
                                                                                                                   --------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.04%
      19,915  SYSCO CORPORATION                                                                                           613,975
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $56,268,989)                                                                                 58,474,272
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 4.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.40%
      58,597  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     58,597
      58,597  DAILY ASSETS FUND INSTITUTIONAL                                                                              58,597
      58,597  DREYFUS CASH MANAGEMENT FUND                                                                                 58,597
      58,597  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              58,597
                                                                                                                          234,388
                                                                                                                   --------------

                                                                                             INTEREST   MATURITY
  PRINCIPAL                                                                                    RATE       DATE
------------                                                                                 --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.25%
$     47,721  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008          47,721
      22,196  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008          22,190
      22,196  BANK OF IRELAND+++/-                                                             2.80    10/14/2008          22,195
     399,525  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $399,527)                                             2.25    10/01/2008         399,525
      22,667  CHEYNE FINANCE LLC+++/-####(A)(I)                                                2.08    02/25/2008             374
      17,451  CHEYNE FINANCE LLC+++/-####(A)(I)                                                7.04    05/19/2008             288
      14,359  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $14,359)                                       1.15    10/01/2008          14,359
     436,370  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $436,397)                                             2.25    10/01/2008         436,370
      85,130  GRYPHON FUNDING LIMITED(I)(A)                                                    0.00    08/23/2009          37,091
      57,709  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                              2.58    10/16/2008          57,709
      47,122  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES (MATURITY VALUE $47,131)                                       6.75    10/01/2008          47,122

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT EQUITY INCOME FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    436,370  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $436,391)                                      1.75%   10/01/2008  $      436,370
      47,721  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008          47,721
      47,721  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008          47,721
       4,106  MORGAN STANLEY+/-                                                                2.64    10/15/2008           4,106
     358,418  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $358,428)                                      1.00    10/01/2008         358,418
      44,392  NORTHERN ROCK PLC+++/-                                                           2.52    10/03/2008          44,388
      13,317  ROYAL BANK OF CANADA                                                             0.25    10/01/2008          13,317
      43,504  ROYAL BANK OF CANADA                                                             8.00    10/01/2008          43,504
      36,401  ROYAL BANK OF CANADA                                                            10.00    10/01/2008          36,401
      23,971  ROYAL BANK OF CANADA                                                            11.00    10/01/2008          23,971
      36,401  ROYAL BANK OF CANADA                                                            12.00    10/01/2008          36,401
      27,523  STANFIELD VICTORIA FUNDING LLC+++/-####(I)(A)                                    4.05    04/03/2008          21,193
      44,392  STANFIELD VICTORIA FUNDING LLC+++/-####(I)(A)                                    4.06    02/15/2008          34,182
      47,721  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008          47,721
      47,721  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008          47,721
      22,196  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                          2.52    10/14/2008          22,195
      22,196  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008          22,195
      47,721  VERSAILLES CDS LLC++                                                             7.00    10/01/2008          47,725
      38,177  VICTORIA FINANCE LLC+++/-####(I)(A)                                              7.07    07/28/2008          29,396
      22,196  VICTORIA FINANCE LLC+++/-####(I)(A)                                              7.10    08/07/2008          17,091
      44,392  WHITE PINE FINANCE LLC+++/-####(I)(A)                                            4.01    02/22/2008          40,707
                                                                                                                        2,507,388
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,839,071)                                                               2,741,776
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $59,108,060)*                                                                       103.92%               $   61,216,048
OTHER ASSETS AND LIABILITIES, NET                                                             (3.92)                   (2,306,415)
                                                                                             ------                --------------
TOTAL NET ASSETS                                                                             100.00%               $   58,909,633
                                                                                             ======                ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT INTERNATIONAL CORE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 97.60%
AUSTRALIA: 4.64%
       4,348  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      $      112,486
       4,374  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       73,869
      47,169  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                             145,779
      19,550  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            421,617
       2,301  RIO TINTO LIMITED (METAL MINING)                                                                            155,047
      18,173  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       278,071
                                                                                                                        1,186,869
                                                                                                                   --------------
BELGIUM: 0.00%
           4  DELHAIZE GROUP (FOOD STORES)                                                                                    232
                                                                                                                   --------------
CANADA: 0.64%
       5,740  TECK COMINCO INCORPORATED LIMITED (METAL MINING)                                                            162,991
                                                                                                                   --------------
CHINA: 0.67%
     166,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                           172,324
                                                                                                                   --------------
FINLAND: 2.20%
       7,240  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              242,969
      17,107  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 319,069
                                                                                                                          562,038
                                                                                                                   --------------
FRANCE: 9.35%
       3,070  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             233,041
      12,700  AXA SA (INSURANCE CARRIERS)                                                                                 415,725
       3,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      158,551
       4,389  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            228,343
       2,824  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     247,929
       1,150  SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                   28,316
       2,627  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           147,614
       6,590  TOTAL SA (OIL & GAS EXTRACTION)                                                                             400,341
         760  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                    163,991
      11,683  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       366,269
                                                                                                                        2,390,120
                                                                                                                   --------------
GERMANY: 9.07%
       1,900  ALLIANZ SE (INSURANCE CARRIERS)                                                                             260,486
       9,312  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                     30,545
       4,400  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  322,243
       7,100  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  507,912
      35,057  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        532,417
       7,800  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 392,627
       6,917  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           133,883
       8,100  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                    137,522
                                                                                                                        2,317,635
                                                                                                                   --------------
GREECE: 1.35%
      15,867  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     345,442
                                                                                                                   --------------
HONG KONG: 3.88%
      37,200  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         117,099
      24,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  271,885
      21,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           215,380
      72,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  169,490
         560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                 5,771

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT INTERNATIONAL CORE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
HONG KONG (continued)
      50,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                      $      212,326
                                                                                                                          991,951
                                                                                                                   --------------

ITALY: 2.88%
      12,307  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           326,209
     109,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           408,710
                                                                                                                          734,919
                                                                                                                   --------------

JAPAN: 21.24%
      23,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          113,928
       3,900  CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             111,719
          54  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      402,712
       4,700  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             353,590
      11,300  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                                                  279,299
      17,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                           203,185
          46  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         390,928
       9,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               241,358
      10,300  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  214,860
      59,300  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       517,111
      14,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    173,800
      17,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                328,473
       6,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                                                                         242,224
       4,500  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           276,834
      13,800  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  180,091
       9,100  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  187,290
       6,700  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            318,590
       8,500  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         427,980
      10,900  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   466,002
                                                                                                                        5,429,974
                                                                                                                   --------------

LUXEMBOURG: 0.65%
       3,296  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                    166,965
                                                                                                                   --------------
NETHERLANDS: 4.90%
      12,622  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                           220,589
       6,220  HEINEKEN NV (EATING & DRINKING PLACES)                                                                      249,902
      10,500  ING GROEP NV (FINANCIAL SERVICES)                                                                           225,096
       9,892  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                       278,448
      13,800  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                279,700
                                                                                                                        1,253,735
                                                                                                                   --------------
NORWAY: 0.64%
       4,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                              163,714
                                                                                                                   --------------
RUSSIA: 1.60%
       3,550  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                          109,873
       5,098  LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                         298,233
                                                                                                                          408,106
                                                                                                                   --------------
SINGAPORE: 0.60%
      70,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            152,585
                                                                                                                   --------------
SPAIN: 3.04%
       9,618  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  229,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT INTERNATIONAL CORE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
SPAIN (continued)
      23,000  TELEFONICA SA (COMMUNICATIONS)                                                                       $      546,883
                                                                                                                          776,077
                                                                                                                   --------------
SWEDEN: 0.49%
      13,300  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    126,307
                                                                                                                   --------------
SWITZERLAND: 11.19%
      12,900  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    602,455
       4,240  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             310,755
       9,380  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         405,381
       6,300  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   331,692
       3,920  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            613,644
       1,000  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                   210,884
       1,389  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           384,643
                                                                                                                        2,859,454
                                                                                                                   --------------
TAIWAN: 0.92%
      25,010  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                    234,344
                                                                                                                   --------------

UNITED KINGDOM: 17.65%
      30,742  AVIVA PLC (INSURANCE CARRIERS)                                                                              267,400
      33,877  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     249,738
       7,710  BHP BILLITON PLC (COAL MINING)                                                                              174,663
      59,733  BP PLC (OIL & GAS EXTRACTION)                                                                               497,471
      34,630  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               257,643
      23,708  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           513,576
     174,530  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              314,978
      23,917  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         303,579
       9,428  RIO TINTO PLC (METAL MINING)                                                                                591,692
      11,610  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        335,300
      11,000  SABMILLER PLC (EATING & DRINKING PLACES)                                                                    214,770
      22,500  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                            237,631
      16,352  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          296,515
     116,196  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         256,610
                                                                                                                        4,511,566
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $29,734,549)                                                                                 24,947,348
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 1.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
       9,663  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                      9,663
       9,663  DREYFUS CASH MANAGEMENT FUND                                                                                  9,663
       9,663  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                        9,663
       9,663  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               9,663
                                                                                                                           38,652
                                                                                                                   --------------

                                                                                             INTEREST   MATURITY
 PRINCIPPAL                                                                                    RATE       DATE
------------                                                                                 --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 1.62%
$      7,869  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008           7,869
       3,660  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008           3,658
       3,660  BANK OF IRELAND+++/-                                                             2.80    10/14/2008           3,660
      65,884  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $65,888)                                              2.25    10/01/2008          65,884
       3,738  CHEYNE FINANCE LLC+++/- (A)(I) ####                                              2.08    02/25/2008              62
       2,878  CHEYNE FINANCE LLC+++/-####(A)(I)                                                7.04    05/19/2008              47

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT INTERNATIONAL CORE FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,368  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $2,368)                                        1.15%   10/01/2008  $        2,368
      71,960  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $71,964)                                              2.25    10/01/2008          71,960
      14,038  GRYPHON FUNDING LIMITED(I)(a)                                                    0.00    08/23/2009           6,117
       9,517  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                              2.58    10/16/2008           9,517
       7,771  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES (MATURITY VALUE $7,772)                                        6.75    10/01/2008           7,771
      71,960  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $71,963)                                       1.75    10/01/2008          71,960
       7,869  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008           7,869
       7,869  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008           7,869
         677  MORGAN STANLEY+/-                                                                2.64    10/15/2008             677
      59,105  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $59,107)                                       1.00    10/01/2008          59,105
       7,320  NORTHERN ROCK PLC+++/-                                                           2.52    10/03/2008           7,320
       2,196  ROYAL BANK OF CANADA                                                             0.25    10/01/2008           2,196
       7,174  ROYAL BANK OF CANADA                                                             8.00    10/01/2008           7,174
       6,003  ROYAL BANK OF CANADA                                                            10.00    10/01/2008           6,003
       3,953  ROYAL BANK OF CANADA                                                            11.00    10/01/2008           3,953
       6,003  ROYAL BANK OF CANADA                                                            12.00    10/01/2008           6,003
       4,539  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A) ####                                   4.05    04/03/2008           3,495
       7,320  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A) ####                                   4.06    02/15/2008           5,637
       7,869  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008           7,869
       7,869  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008           7,869
       3,660  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                          2.52    10/14/2008           3,660
       3,660  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008           3,660
       7,869  VERSAILLES CDS LLC++                                                             7.00    10/01/2008           7,869
       6,296  VICTORIA FINANCE LLC+++/-(I)(A) ####                                             7.07    07/28/2008           4,848
       3,660  VICTORIA FINANCE LLC+++/-(I)(A) ####                                             7.10    08/07/2008           2,818
       7,320  WHITE PINE FINANCE LLC+++/-(I)(A) ####                                           4.01    02/22/2008           6,713
                                                                                                                          413,480
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $454,243)                                                                   452,132
                                                                                                                   --------------
SHARES

SHORT-TERM INVESTMENTS: 1.12%
     287,306  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                287,306
TOTAL SHORT-TERM INVESTMENTS (COST $287,308)                                                                              287,306
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,476,100)*                                                                          100.49%               $   25,686,786
OTHER ASSETS AND LIABILITIES, NET                                                             (0.49)                     (125,655)
                                                                                             ------                --------------
TOTAL NET ASSETS                                                                             100.00%               $   25,561,131
                                                                                             ======                ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(i)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTERESTS
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $287,306.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT INTERNATIONAL CORE FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 98.93%
BUSINESS SERVICES: 9.96%
       9,800  EBAY INCORPORATED+                                                                                   $      219,324
      21,500  MICROSOFT CORPORATION                                                                                       573,835
      26,000  MONSTER WORLDWIDE INCORPORATED+                                                                             387,660
       3,000  OMNICOM GROUP INCORPORATED                                                                                  115,680
       5,600  YAHOO! INCORPORATED+                                                                                         96,880
                                                                                                                        1,393,379
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 5.62%
      10,000  BRISTOL-MYERS SQUIBB COMPANY                                                                                208,500
       8,300  PFIZER INCORPORATED                                                                                         153,052
      11,500  WYETH                                                                                                       424,810
                                                                                                                          786,362
                                                                                                                   --------------
COMMUNICATIONS: 3.52%
      25,000  COMCAST CORPORATION CLASS A                                                                                 493,000
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 9.82%
      14,100  BANK OF AMERICA CORPORATION<<                                                                               493,500
       3,400  BANK OF NEW YORK MELLON CORPORATION                                                                         110,772
      18,200  CITIGROUP INCORPORATED                                                                                      373,282
       8,500  JPMORGAN CHASE & COMPANY                                                                                    396,950
                                                                                                                        1,374,504
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.88%
      16,000  ANALOG DEVICES INCORPORATED                                                                                 421,600
      23,300  CISCO SYSTEMS INCORPORATED+                                                                                 525,648
      18,200  GENERAL ELECTRIC COMPANY                                                                                    464,100
      24,000  NOVELLUS SYSTEMS INCORPORATED+<<                                                                            471,360
       7,200  TYCO ELECTRONICS LIMITED                                                                                    199,152
                                                                                                                        2,081,860
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 3.34%
       7,800  WAL-MART STORES INCORPORATED                                                                                467,142
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.86%
       6,800  3M COMPANY                                                                                                  464,508
      26,600  DELL INCORPORATED+                                                                                          438,368
      18,000  INTEL CORPORATION                                                                                           337,140
                                                                                                                        1,240,016
                                                                                                                   --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.03%
       7,900  COVIDIEN LIMITED                                                                                            424,704
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.33%
      13,300  TYCO INTERNATIONAL LIMITED                                                                                  465,766
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 5.46%
      20,900  STAPLES INCORPORATED<<                                                                                      470,250
       9,500  WALGREEN COMPANY                                                                                            294,120
                                                                                                                          764,370
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
MOTION PICTURES: 3.47%
      37,000  TIME WARNER INCORPORATED                                                                             $      485,070
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.39%
       5,500  AMERICAN EXPRESS COMPANY                                                                                    194,865
                                                                                                                   --------------
OIL & GAS EXTRACTION: 4.11%
       6,300  DEVON ENERGY CORPORATION                                                                                    574,560
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.52%
       6,700  CHEVRON CORPORATION                                                                                         552,616
       7,800  CONOCOPHILLIPS                                                                                              571,350
      11,500  VALERO ENERGY CORPORATION                                                                                   348,450
                                                                                                                        1,472,416
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 2.42%
      15,000  ALCOA INCORPORATED                                                                                          338,700
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.94%
      13,000  MCGRAW-HILL COMPANIES INCORPORATED                                                                          410,930
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.09%
      11,900  MERRILL LYNCH & COMPANY INCORPORATED                                                                        301,070
      11,800  MORGAN STANLEY                                                                                              271,400

                                                                                                                          572,470
                                                                                                                   --------------

TRAVEL & RECREATION: 2.17%
       8,600  CARNIVAL CORPORATION                                                                                        304,010
                                                                                                                   --------------

TOTAL COMMON STOCKS (COST $16,822,804)                                                                                 13,844,124
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 9.59%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.82%
      28,674  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     28,674
      28,674  DAILY ASSETS FUND INSTITUTIONAL                                                                              28,674
      28,674  DREYFUS CASH MANAGEMENT FUND                                                                                 28,674
      28,674  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              28,674

                                                                                                                          114,696
                                                                                                                   --------------

                                                                                             INTEREST   MATURITY
  PRINCIPAL                                                                                    RATE       DATE
------------                                                                                 --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.77%
      23,352  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008          23,352
      10,861  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008          10,861
      10,861  BANK OF IRELAND+++/-                                                             2.80    10/14/2008          10,861
     195,505  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $195,517)                                          2.25    10/01/2008         195,505
      11,092  CHEYNE FINANCE LLC+++/-(A)(I)####                                                2.08    02/25/2008             183
       8,540  CHEYNE FINANCE LLC+++/-(A)(I)####                                                7.04    05/19/2008             141
       7,026  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $7,026)                                        1.15    10/01/2008           7,026
     213,535  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $213,548)                                             2.25    10/01/2008         213,535
      41,658  GRYPHON FUNDING LIMITED (A)(I)                                                   0.00    08/23/2009          18,150
      28,240  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                              2.58    10/16/2008          28,240
      23,059  JPMORGAN CHASE REPU RCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $23,063)                                    6.75    10/01/2008          23,059

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT LARGE COMPANY CORE FUND


                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    213,535  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $213,545)                                    1.75%  10/01/2008  $      213,535
      23,352  MATCHPOINT MASTER TRUST++                                                         6.75   10/01/2008          23,352
      23,352  MONT BLANC CAPITAL CORPORATION++                                                  7.50   10/01/2008          23,352
       2,009  MORGAN STANLEY+/-                                                                 2.64   10/15/2008           2,009
     175,390  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $175,395)                                       1.00   10/01/2008         175,390
      21,723  NORTHERN ROCK PLC+++/-                                                            2.52   10/03/2008          21,721
       6,517  ROYAL BANK OF CANADA                                                              0.25   10/01/2008           6,517
      21,288  ROYAL BANK OF CANADA                                                              8.00   10/01/2008          21,288
      17,813  ROYAL BANK OF CANADA                                                             10.00   10/01/2008          17,813
      11,730  ROYAL BANK OF CANADA                                                             11.00   10/01/2008          11,730
      17,813  ROYAL BANK OF CANADA                                                             12.00   10/01/2008          17,813
      13,468  STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)####                                     4.05   04/03/2008          10,370
      21,723  STANFIELD VICTORIA FUNDING LLC+++/-(A)(I)####                                     4.06   02/15/2008          16,727
      23,352  STARBIRD FUNDING CORPORATION++                                                    7.00   10/01/2008          23,352
      23,352  TULIP FUNDING CORPORATION++                                                       6.75   10/01/2008          23,352
      10,861  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                           2.52   10/14/2008          10,861
      10,861  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                2.52   10/08/2008          10,861
      23,352  VERSAILLES CDS LLC++                                                              7.00   10/01/2008          23,351
      18,682  VICTORIA FINANCE LLC+++/-(A)(I)####                                               7.07   07/28/2008          14,385
      10,861  VICTORIA FINANCE LLC+++/-(A)(I)####                                               7.10   08/07/2008           8,363
      21,723  WHITE PINE FINANCE LLC+++/-(A)(I)####                                             4.01   02/22/2008          19,920
                                                                                                                        1,226,975
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,364,333)                                                               1,341,671
                                                                                                                   --------------

   SHARES
------------
SHORT TERM INVESTMENTS: 1.45%
     202,837  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                202,837
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $202,837)                                                                              202,837
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $18,389,974)*                                                                           109.97%              $   15,388,632
OTHER ASSETS AND LIABILITIES, NET                                                              (9.97)                  (1,395,049)
                                                                                              ------               --------------

TOTAL NET ASSETS                                                                              100.00%              $   13,993,583
                                                                                              ======               ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

+/-  VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $202,837

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 99.08%
APPAREL & ACCESSORY STORES: 1.70%
      25,100  KOHL'S CORPORATION+                                                                                  $    1,156,608
                                                                                                                   --------------
BIOPHARMACEUTICALS: 6.93%
      27,900  GENENTECH INCORPORATED+                                                                                   2,474,172
      27,800  GENZYME CORPORATION+                                                                                      2,248,742
                                                                                                                        4,722,914
                                                                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.82%
      38,500  FASTENAL COMPANY<<                                                                                        1,901,515
      87,100  LOWE'S COMPANIES INCORPORATED                                                                             2,063,399
                                                                                                                        3,964,914
                                                                                                                   --------------
BUSINESS SERVICES: 16.84%
      23,500  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,004,625
     106,300  EBAY INCORPORATED+                                                                                        2,378,994
       8,300  GOOGLE INCORPORATED CLASS A+                                                                              3,324,316
     178,870  MICROSOFT CORPORATION                                                                                     4,774,040
                                                                                                                       11,481,975
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 2.98%
      34,300  AMGEN INCORPORATED+                                                                                       2,032,961
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 1.41%
      39,100  WESTERN UNION COMPANY                                                                                       964,597
                                                                                                                   --------------
E-COMMERCE/SERVICES: 1.50%
      14,100  AMAZON.COM INCORPORATED+                                                                                  1,025,916
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.48%
     168,900  CISCO SYSTEMS INCORPORATED+                                                                               3,810,384
      43,700  LINEAR TECHNOLOGY CORPORATION                                                                             1,339,842
     117,200  NOKIA OYJ ADR                                                                                             2,185,780
      27,350  QUALCOMM INCORPORATED                                                                                     1,175,230
                                                                                                                        8,511,236
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.95%
      81,450  PAYCHEX INCORPORATED                                                                                      2,690,294
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 6.82%
      62,500  TARGET CORPORATION                                                                                        3,065,625
      26,500  WAL-MART STORES INCORPORATED                                                                              1,587,085
                                                                                                                        4,652,710
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.74%
      59,500  EMC CORPORATION                                                                                             711,620
     134,400  INTEL CORPORATION                                                                                         2,517,312
                                                                                                                        3,228,932
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 6.37%
      86,675  MEDTRONIC INCORPORATED                                                                                    4,342,418
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
PERSONAL SERVICES: 1.07%
      25,400  CINTAS CORPORATION                                                                                   $      729,234
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.73%
     202,350  CHARLES SCHWAB CORPORATION                                                                                5,261,100
       2,300  CME GROUP INCORPORATED                                                                                      854,472
      25,200  FRANKLIN RESOURCES INCORPORATED                                                                           2,220,876
      36,125  GOLDMAN SACHS GROUP INCORPORATED                                                                          4,624,000
      15,900  LEGG MASON INCORPORATED                                                                                     605,154
      36,000  T. ROWE PRICE GROUP INCORPORATED<<                                                                        1,933,560
                                                                                                                       15,499,162
                                                                                                                   --------------
TRANSPORTATION SERVICES: 3.74%
      26,600  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      1,355,536
      34,300  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       1,195,012
                                                                                                                        2,550,548
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $67,434,846)                                                                                 67,554,419
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 5.27%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.45%
      76,806  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     76,806
      76,806  DAILY ASSETS FUND INSTITUTIONAL                                                                              76,806
      76,806  DREYFUS CASH MANAGEMENT FUND                                                                                 76,806
      76,806  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              76,806
                                                                                                                          307,224
                                                                                                                   --------------

                                                                                             INTEREST   MATURITY
  PRINCIPAL                                                                                    RATE       DATE          VALUE
------------                                                                                 --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.82%
$     62,550  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008          62,550
      29,093  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008          29,093
      29,093  BANK OF IRELAND+++/-                                                             2.80    10/14/2008          29,092
     523,678  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $523,711)                                          2.25    10/01/2008         523,678
      29,711  CHEYNE FINANCE LLC+++/-(A)(I)####                                                2.08    02/25/2008             490
      22,874  CHEYNE FINANCE LLC+++/-(A)(I)####                                                7.04    05/19/2008             377
      18,821  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $18,822)                                           1.15    10/01/2008          18,821
     571,973  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $572,009)                                             2.25    10/01/2008         571,973
     111,584  GRYPHON FUNDING LIMITED(I)(A)                                                    0.00    08/23/2009          48,617
      75,642  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                              2.58    10/16/2008          75,642
      61,765  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY MARKET
                 SECURITIES (MATURITY VALUE $61,777)                                           6.75    10/01/2008          61,765
     571,973  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $572,001)                                          1.75    10/01/2008         571,973
      62,550  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008          62,550
      62,550  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008          62,550
       5,382  MORGAN STANLEY+/-                                                                2.64    10/15/2008           5,382
     469,797  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $469,810)                                          1.00    10/01/2008         469,797
      58,186  NORTHERN ROCK PLC+++/-                                                           2.52    10/03/2008          58,181
      17,456  ROYAL BANK OF CANADA                                                             0.25    10/01/2008          17,456
      57,023  ROYAL BANK OF CANADA                                                             8.00    10/01/2008          57,023
      47,713  ROYAL BANK OF CANADA                                                            10.00    10/01/2008          47,713
      31,421  ROYAL BANK OF CANADA                                                            11.00    10/01/2008          31,421
      47,713  ROYAL BANK OF CANADA                                                            12.00    10/01/2008          47,713
      36,076  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A)####                                    4.05    04/03/2008          27,778

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$     58,186  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A)####                                    4.06%   02/15/2008  $       44,804
      62,550  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008          62,550
      62,550  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008          62,550
      29,093  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                          2.52    10/14/2008          29,092
      29,093  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008          29,093
      62,550  VERSAILLES CDS LLC++                                                             7.00    10/01/2008          62,550
      50,040  VICTORIA FINANCE LLC+++/-(I)(A)####                                              7.07    07/28/2008          38,531
      29,093  VICTORIA FINANCE LLC+++/-(I)(A)####                                              7.10    08/07/2008          22,402
      58,186  WHITE PINE FINANCE LLC+++/-(I)(A)####                                            4.01    02/22/2008          53,357
                                                                                                                        3,286,564
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,658,224)                                                               3,593,788
                                                                                                                   ==============

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.00%
     679,831  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                679,831
TOTAL SHORT-TERM INVESTMENTS (COST $679,831)                                                                              679,831
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $71,772,901)*                                                                           105.35%              $   71,828,038
OTHER ASSETS AND LIABILITIES, NET                                                              (5.35)                  (3,650,354)
                                                                                              ------               --------------
TOTAL NET ASSETS                                                                              100.00%              $   68,177,684
                                                                                              ======               ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTERESTS
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $679,831.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

           PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT MONEY MARKET FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
CERTIFICATES OF DEPOSIT: 9.54%
$    300,000  ALLIED IRISH BANKS NY                                                            2.90%   12/05/2008  $      300,000
   1,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                               3.22    08/14/2009       1,000,000
     250,000  BARCLAYS BANK PLC (NEW YORK)+/-                                                  4.21    02/27/2009         250,000
     500,000  BNP PARIBAS (NEW YORK)                                                           3.12    02/20/2009         500,000
     500,000  CALYON NY                                                                        3.00    01/20/2009         500,000
     500,000  DEXIA BANK NY BRANCH                                                             5.00    12/02/2008         500,000
     250,000  FORTIS BANK (NEW YORK)                                                           2.80    10/17/2008         250,000
     300,000  NATIXIS (NEW YORK)                                                               2.92    12/01/2008         300,000
     500,000  NATIXIS (NEW YORK)+/ss                                                           2.99    04/01/2010         500,000
     250,000  RABOBANK NEDERLAND NV NY                                                         3.02    03/09/2009         250,000
     250,000  U.S. BANK NATIONAL ASSOCIATION                                                   2.86    04/20/2009         250,000
     500,000  UNICREDITO ITALIANO NY                                                           5.00    12/02/2008         500,000
TOTAL CERTIFICATES OF DEPOSIT (COST $5,100,000)                                                                         5,100,000
                                                                                                                   --------------
COMMERCIAL PAPER: 44.50%
     500,000  ALLIED IRISH BANKS NA                                                            2.87    12/15/2008         497,010
   1,000,000  ALPINE SECURITIZATION                                                            4.75    10/02/2008         999,868
     200,000  AMSTEL FUNDING CORPORATION                                                       7.00    10/01/2008         200,000
     250,000  AMSTEL FUNDING CORPORATION                                                       2.70    10/03/2008         249,963
     250,000  AMSTEL FUNDING CORPORATION                                                       5.00    10/10/2008         249,688
     250,000  AMSTEL FUNDING CORPORATION                                                       2.75    10/14/2008         249,752
     250,000  ANZ NATIONAL INTERNATIONAL LIMITED                                               3.04    04/20/2009         245,757
     300,000  ATLANTIC ASSET SECURITIES CORPORATION                                            4.00    11/07/2008         298,767
     100,000  ATLANTIC ASSET SECURITIES CORPORATION                                            4.00    11/12/2008          99,533
     400,000  ATLANTIC ASSET SECURITIES CORPORATION                                            4.10    11/17/2008         397,859
     850,000  ATLANTIS ONE FUNDING                                                             6.75    10/01/2008         850,000
     300,000  BELMONT FUNDING LLC                                                              5.50    10/02/2008         299,954
     500,000  BNZ INTERNATIONAL FUNDING                                                        2.80    12/11/2008         497,239
     300,000  BRYANT PARK FUNDING LLC                                                          4.00    11/12/2008         298,600
     300,000  CAFCO LLC                                                                        4.50    10/16/2008         299,438
     250,000  CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE                          2.97    10/21/2008         249,588
     300,000  CANCARA ASSET SECURITIES LLC                                                     4.00    10/02/2008         299,967
     250,000  CANCARA ASSET SECURITISATION LIMITED                                             2.59    10/03/2008         249,964
     250,000  CANCARA ASSET SECURITISATION LIMITED                                             2.62    10/14/2008         249,763
     400,000  CHARIOT FUNDING LLC                                                              4.00    10/10/2008         399,600
     400,000  CIESCO LLC                                                                       4.25    11/19/2008         397,686
     200,000  CITIBANK CREDIT CARD ISSUING TRUST                                               4.25    11/24/2008         198,725
     200,000  CITIBANK OMNI MASTER TRUST                                                       7.00    10/01/2008         200,000
     500,000  CITIBANK OMNI MASTER TRUST                                                       5.00    10/03/2008         499,861
     250,000  CLIPPER RECEIVABLES COMPANY LLC                                                  5.00    10/01/2008         250,000
     250,000  CLIPPER RECEIVABLES COMPANY LLC                                                  8.00    10/01/2008         250,000
     500,000  CLIPPER RECEIVABLES COMPANY LLC                                                  5.00    10/06/2008         499,653
     300,000  CRC FUNDING LLC                                                                  4.50    10/16/2008         299,438
   1,000,000  EBBETS FUNDING LLC                                                               2.70    10/08/2008         999,475
     200,000  ERASMUS CAPITAL CORPORATION                                                      4.50    10/28/2008         199,325
     250,000  FAIRWAY FINANCE CORPORATION                                                      5.25    10/01/2008         250,000
     500,000  FAIRWAY FINANCE CORPORATION                                                      5.25    10/02/2008         499,927
     300,000  FALCON ASSET SECURITIES COMPANY LLC                                              3.80    12/22/2008         297,403
     250,000  FORTIS FUNDING LLC                                                               3.10    03/05/2009         246,663
     250,000  FORTIS FUNDING LLC                                                               2.67    10/07/2008         249,889
     250,000  GALLEON CAPITAL LLC                                                              5.00    10/01/2008         250,000
     250,000  GALLEON CAPITAL LLC                                                              8.00    10/01/2008         250,000
     500,000  GALLEON CAPITAL LLC                                                              5.00    10/06/2008         499,653
     250,000  HARRIS COUNTY TEXAS (BANK OF NOVA SCOTIA)                                        6.25    10/10/2008         250,000
     250,000  KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED                                   3.01    02/05/2009         247,345
     250,000  LIBERTY STREET FUNDING LLC                                                       5.00    10/07/2008         249,792
     300,000  LIBERTY STREET FUNDING LLC                                                       4.75    10/09/2008         299,683
     200,000  LIBERTY STREET FUNDING LLC                                                       4.75    10/14/2008         199,657
     250,000  LMA AMERICAS LLC                                                                 2.56    10/06/2008         249,911
     500,000  MATCHPOINT MASTER TRUST                                                          6.75    10/01/2008         500,000
     350,000  MAZARIN FUNDING CORPORATION                                                      2.65    10/03/2008         349,948
   1,000,000  METLIFE SHORT TERM FUNDING LLC                                                   2.93    12/09/2008         994,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

           PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT MONEY MARKET FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
COMMERCIAL PAPER (continued)
$    300,000  NATIONWIDE BUILDING SOCIETY                                                      3.04%   01/12/2009  $      297,391
     250,000  NATIONWIDE BUILDING SOCIETY                                                      2.89    12/04/2008         248,716
     400,000  NIEUW AMSTERDAM RECEIVABLES                                                      2.70    10/01/2008         400,000
     400,000  OLD LINE FUNDING LLC                                                             3.75    12/16/2008         396,833
     300,000  PICAROS FUNDING LLC                                                              4.10    11/24/2008         298,155
     250,000  RANGER FUNDING COMPANY LLC                                                       3.95    12/17/2008         247,888
     400,000  SCALDIS CAPITAL LLC                                                              4.50    11/20/2008         397,500
     300,000  SHEFFIELD RECEIVABLES                                                            4.50    10/29/2008         298,950
     300,000  SHEFFIELD RECEIVABLES                                                            4.00    11/06/2008         298,800
     250,000  SOLITAIRE FUNDING LLC                                                            2.57    10/02/2008         249,982
     300,000  STARBIRD FUNDING CORPORATION                                                     7.00    10/01/2008         300,000
     250,000  STARBIRD FUNDING CORPORATION                                                     2.80    10/03/2008         249,961
     350,000  STARBIRD FUNDING CORPORATION                                                     2.95    10/17/2008         349,541
     200,000  SURREY FUNDING CORPORATION                                                       7.00    10/01/2008         200,000
     500,000  SWEDBANK AB                                                                      2.74    10/24/2008         499,125
     500,000  SWEDBANK AB                                                                      2.96    11/25/2008         497,739
     400,000  THUNDER BAY FUNDING LLC                                                          4.15    10/23/2008         398,986
     500,000  TULIP FUNDING CORPORATION                                                        6.75    10/01/2008         500,000
     500,000  UNICREDITO ITALIANO BANK OF IRELAND                                              2.93    11/25/2008         497,762
     300,000  VERSAILLES COMMERCIAL PAPER LLC                                                  7.00    10/01/2008         300,000
TOTAL COMMERCIAL PAPER (COST $23,788,057)                                                                              23,788,057
                                                                                                                   --------------
CORPORATE BONDS & NOTES: 3.83%
     300,000  BES FINANCE LIMITED+/-++                                                         2.55    03/02/2009         300,000
     500,000  DNB NOR BANK ASA+/-++                                                            3.22    03/25/2009         500,000
     500,000  FLORIDA HURRICANE CATASTROPHE+/-                                                 2.71    12/12/2008         500,000
     500,000  INTESA BANK (IRELAND) PLC+/-++                                                   3.23    03/25/2009         500,000
     250,000  WACHOVIA BANK NA+/-                                                              3.00    05/01/2009         250,000
TOTAL CORPORATE BONDS & NOTES (COST $2,050,000)                                                                         2,050,000
                                                                                                                   --------------
EXTENDABLE BONDS: 9.17%
   1,000,000  BANK OF IRELAND+/-++                                                             3.05    10/02/2009       1,000,000
     300,000  BASF FINANCE EUROPE NV+/-++                                                      2.80    10/20/2009         300,000
     250,000  CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++                     2.77    09/10/2009         250,000
     250,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                               2.99    08/03/2009         250,000
     500,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                          2.51    09/09/2009         500,000
     250,000  IBM INTERNATIONAL GROUP CAPITAL+/-++                                             3.03    09/25/2009         250,000
     250,000  ING USA GLOBAL FUNDING+/-(I)(A)                                                  3.51    10/19/2009         250,000
     500,000  MERRILL LYNCH & COMPANY+/-                                                       3.32    03/24/2009         500,000
     200,000  MERRILL LYNCH & COMPANY+/-                                                       2.89    03/18/2009         200,000
     500,000  RABOBANK NEDERLAND+/-++                                                          2.99    10/09/2009         500,000
     250,000  ROYAL BANK OF CANADA+/-++                                                        3.10    10/15/2009         250,000
     400,000  ROYAL BANK OF SCOTLAND PLC+/-++                                                  3.22    10/09/2009         400,000
     250,000  SVENSKA HANDELSBANKEN AB+/-++                                                    3.15    08/25/2009         250,000
TOTAL EXTENDABLE BONDS (COST $4,900,000)                                                                                4,900,000
                                                                                                                   --------------
MEDIUM TERM NOTES: 2.81%
   1,000,000  NORTHERN ROCK PLC+/-++                                                           2.90    10/08/2008       1,000,000
     500,000  PREMIUM ASSET TRUST SERIES 04-10+/-++                                            2.57    12/12/2008         500,000
TOTAL MEDIUM TERM NOTES (COST $1,500,000)                                                                               1,500,000
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 3.32%
     250,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)+/ss                         3.90    11/01/2026         250,000
     500,000  JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B (EDUCATIONAL
              FACILITIES REVENUE, REGIONS BANK)+/ss                                      9.72    07/01/2033         500,000
     550,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER REVENUE,
              SOCIETE GENERALE LOC)+/ss                                                  4.50    08/01/2016         550,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

           PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT MONEY MARKET FUND

                                                                                             INTEREST   MATURITY
  PRINCIPAL   SECURITY NAME                                                                    RATE       DATE          VALUE
------------  -------------                                                                  --------  ----------  --------------
MUNICIPAL BONDS & NOTES (continued)
$ 475,000     MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
              AMERICA NA LOC)+/ss                                                              9.50%   11/01/2028  $      474,978
TOTAL MUNICIPAL BONDS & NOTES (COST $1,774,978)                                                                         1,774,978
                                                                                                                   --------------
SECURED MASTER NOTE AGREEMENT: 3.40%
     872,000  BANK OF AMERICA SECURITIES LLC+/ss(E)                                            7.13                       872,000
     946,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/ss(E)                                     7.13                       946,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,818,000)                                                                   1,818,000
                                                                                                                   --------------
REPURCHASE AGREEMENTS: 18.59%
   1,900,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,900,092)                                                      1.75    10/01/2008       1,900,000
     950,000  BANK OF AMERICA SECURITIES  LLC - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $950,026)                                             1.00    10/01/2008         950,000
   4,088,434  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $4,088,548)                                           2.25    10/01/2008       4,088,432
   1,900,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,900,053)                                           1.15    10/01/2008       1,900,000
     600,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $600,017)                                             7.00    10/01/2008         600,000
     500,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $500,014)                                                        6.75    10/01/2008         500,000
TOTAL REPURCHASE AGREEMENTS (COST $9,938,432)                                                                           9,938,432
                                                                                                                   --------------
TIME DEPOSITS: 3.83%
     750,000  DANSKE BANK A S COPENHAGEN                                                       8.00    10/01/2008         750,000
     500,000  DEXIA CRED LOCAL DE FRANCE                                                      12.00    10/01/2008         500,000
     800,000  NORDEA BANK FINLAND PLC                                                         10.00    10/01/2008         800,000
TOTAL TIME DEPOSITS (COST $2,050,000)                                                                                   2,050,000
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $52,919,467)*                                                                           98.99%               $   52,919,467
OTHER ASSETS AND LIABILITIES, NET                                                              1.01                       539,312
                                                                                             ------                --------------
TOTAL NET ASSETS                                                                             100.00%               $   53,458,779
                                                                                             ======                ==============

+/-     VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(E)     THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DAY.

(I)     ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COMMON STOCKS: 93.32%
AMUSEMENT & RECREATION SERVICES: 1.23%
     405,000  INTERNATIONAL GAME TECHNOLOGY                                                                        $    6,957,900
                                                                                                                   --------------
APPAREL & ACCESSORY STORES: 1.30%
     255,000  NORDSTROM INCORPORATED<<                                                                                  7,349,100
                                                                                                                   --------------
BUSINESS SERVICES: 10.33%
     435,000  AKAMAI TECHNOLOGIES INCORPORATED+                                                                         7,586,400
     200,000  ELECTRONIC ARTS INCORPORATED+                                                                             7,398,000
     155,000  FISERV INCORPORATED+                                                                                      7,334,600
     365,000  IMS HEALTH INCORPORATED                                                                                   6,902,150
     965,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                            7,478,750
     335,000  NCR CORPORATION<<+                                                                                        7,386,750
     198,100  OMNICOM GROUP INCORPORATED                                                                                7,638,736
     455,000  RED HAT INCORPORATED<<+                                                                                   6,856,850

                                                                                                                       58,582,236
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 6.12%
     124,000  AMGEN INCORPORATED+                                                                                       7,349,480
     192,500  AVERY DENNISON CORPORATION<<                                                                              8,562,400
     140,000  CLOROX COMPANY                                                                                            8,776,600
     140,000  PRAXAIR INCORPORATED                                                                                     10,043,600

                                                                                                                       34,732,080
                                                                                                                   --------------
COAL MINING: 0.52%
      65,000  PEABODY ENERGY CORPORATION                                                                                2,925,000
                                                                                                                   --------------
COMMUNICATIONS: 6.44%
     315,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                                    7,925,400
     462,000  COMCAST CORPORATION CLASS A<<                                                                             9,110,640
     206,000  LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                          5,143,820
     605,000  LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                           7,810,550
     180,000  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                 6,535,800

                                                                                                                       36,526,210
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 4.61%
     250,000  BANK OF NEW YORK MELLON CORPORATION                                                                       8,145,000
     144,000  BB&T CORPORATION<<                                                                                        5,443,200
     160,000  MARSHALL & ILSLEY CORPORATION<<                                                                           3,224,000
     155,000  TORONTO-DOMINION BANK                                                                                     9,332,770

                                                                                                                       26,144,970
                                                                                                                   --------------
EATING & DRINKING PLACES: 1.26%
     250,000  DARDEN RESTAURANTS INCORPORATED                                                                           7,157,500
                                                                                                                   --------------
EDUCATIONAL SERVICES: 0.01%
       1,076  APOLLO GROUP INCORPORATED CLASS A<<+                                                                         63,807
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.34%
     254,500  REPUBLIC SERVICES INCORPORATED                                                                            7,629,910
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.19%
   4,055,000  ARM HOLDINGS PLC                                                                                          7,046,666
     935,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                        6,619,800
     230,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   6,499,800
     255,000  MICROSEMI CORPORATION<<                                                                                   6,497,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     370,000  MOLEX INCORPORATED CLASS A                                                                           $    7,699,700
     395,114  NETAPP INCORPORATED+                                                                                      7,202,928
   1,060,000  ON SEMICONDUCTOR CORPORATION<<+                                                                           7,165,600
     316,270  POLYCOM INCORPORATED<<+                                                                                   7,315,325
     155,000  ROCKWELL COLLINS INCORPORATED                                                                             7,453,950

                                                                                                                       63,501,169
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.71%
     255,000  ACCENTURE LIMITED CLASS A                                                                                 9,690,000
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.53%
     195,000  ILLINOIS TOOL WORKS INCORPORATED                                                                          8,667,750
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 1.33%
     257,800  PEPSI BOTTLING GROUP INCORPORATED                                                                         7,520,026
                                                                                                                   --------------
FORESTRY: 0.69%
      65,000  WEYERHAEUSER COMPANY                                                                                      3,937,700
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 1.73%
      56,280  JCPENNEY COMPANY INCORPORATED                                                                             1,876,375
     162,000  TARGET CORPORATION                                                                                        7,946,100

                                                                                                                        9,822,475
                                                                                                                   --------------
HEALTH SERVICES: 1.33%
   1,815,000  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                       7,550,400
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.06%
     175,000  DOVER CORPORATION                                                                                         7,096,250
     260,000  PALL CORPORATION                                                                                          8,941,400
     575,000  SEAGATE TECHNOLOGY<<                                                                                      6,969,000

                                                                                                                       23,006,650
                                                                                                                   --------------
INSURANCE CARRIERS: 4.80%
     183,000  ACE LIMITED                                                                                               9,905,790
     145,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                       3,915,000
     610,000  MGIC INVESTMENT CORPORATION<<                                                                             4,288,300
     175,000  RENAISSANCERE HOLDINGS LIMITED                                                                            9,100,000

                                                                                                                       27,209,090
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.15%
     275,000  APPLIED BIOSYSTEMS                                                                                        9,418,750
     216,800  COOPER COMPANIES INCORPORATED                                                                             7,535,968
     195,000  RESMED INCORPORATED<<+                                                                                    8,385,000
     151,000  ROCKWELL AUTOMATION INCORPORATED                                                                          5,638,340
     165,000  WATERS CORPORATION<<+                                                                                     9,599,700

                                                                                                                       40,577,758
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.37%
     155,000  MEDTRONIC INCORPORATED                                                                                    7,765,500
                                                                                                                   --------------
MEDICAL PRODUCTS: 1.25%
     110,000  ZIMMER HOLDINGS INCORPORATED+                                                                             7,101,600
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
METAL MINING: 0.82%
      82,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  $    4,661,700
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 2.88%
     208,000  CVS CAREMARK CORPORATION                                                                                  7,001,280
     415,000  STAPLES INCORPORATED<<                                                                                    9,337,500

                                                                                                                       16,338,780
                                                                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.21%
     205,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                               6,840,850
                                                                                                                   --------------
OIL & GAS EXTRACTION: 8.83%
     155,000  CHESAPEAKE ENERGY CORPORATION                                                                             5,558,300
     203,526  HALLIBURTON COMPANY                                                                                       6,592,207
     143,000  TRANSOCEAN INCORPORATED                                                                                  15,707,120
     570,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                       14,329,800
     170,000  XTO ENERGY INCORPORATED                                                                                   7,908,400

                                                                                                                       50,095,827
                                                                                                                   --------------
PERSONAL SERVICES: 0.94%
     195,000  REGIS CORPORATION                                                                                         5,362,500
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.77%
     110,000  NUCOR CORPORATION                                                                                         4,345,000
                                                                                                                   --------------
REAL ESTATE: 1.25%
     105,000  DJ WILSHIRE REIT ETF                                                                                      7,079,100
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.41%
     380,600  INVESCO LIMITED<<                                                                                         7,984,987
                                                                                                                   --------------
TRANSPORTATION BY AIR: 1.21%
     365,000  TAM SA ADR<<+                                                                                             6,883,900
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 1.47%
     275,000  JOHNSON CONTROLS INCORPORATED                                                                             8,340,750
                                                                                                                   --------------
WATER TRANSPORTATION: 1.23%
     335,000  ROYAL CARIBBEAN CRUISES LIMITED<<                                                                         6,951,250
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $548,704,900)                                                                               529,303,475
                                                                                                                   --------------

INVESTMENT COMPANIES: 2.56%

STOCK FUNDS: 2.56%
      58,000  MIDCAP SPDR TRUST SERIES 1<<                                                                              7,670,500
     100,000  VANGUARD UTILITIES ETF                                                                                    6,867,000

                                                                                                                       14,537,500
                                                                                                                   --------------
TOTAL INVESTMENT COMPANIES (COST $16,419,550)                                                                          14,537,500
                                                                                                                   --------------
RIGHTS: 0.00%
     230,000  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                             VALUE
------------  -------------                                                                                        --------------
COLLATERAL FOR SECURITIES LENDING: 16.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.43%
   2,022,194  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             $    2,022,194
   2,022,194  DAILY ASSETS FUND INSTITUTIONAL                                                                           2,022,194
   2,022,194  DREYFUS CASH MANAGEMENT FUND                                                                              2,022,194
   2,022,194  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           2,022,191

                                                                                                                        8,088,773
                                                                                                                   --------------

                                                                                             INTEREST   MATURITY
  PRINCIPAL                                                                                    RATE       DATE
------------                                                                                 --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 15.25%
$  1,646,862  ATLANTIS ONE FUNDING CORPORATION++                                               6.75%   10/01/2008       1,646,862
     765,982  BANCO SANTANDER TOTTA LOAN+++/-                                                  2.51    10/15/2008         765,931
     765,982  BANK OF IRELAND+++/-                                                             2.80    10/14/2008         765,963
  13,787,683  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $13,788,545)                                          2.25    10/01/2008      13,787,683
     782,243  CHEYNE FINANCE LLC+++/-(I)(A)####                                                2.08    02/25/2008          12,907
     602,247  CHEYNE FINANCE LLC+++/-(I)(A)####                                                7.04    05/19/2008           9,937
     495,529  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $495,545)                                      1.15    10/01/2008         495,529
  15,059,214  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $15,060,155)                                          2.25    10/01/2008      15,059,214
   2,937,845  GRYPHON FUNDING LIMITED(I)(A)                                                    0.00    08/23/2009       1,280,019
   1,991,554  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                              2.58    10/16/2008       1,991,554
   1,626,181  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES (MATURITY VALUE $1,626,486)                                    6.75    10/01/2008       1,626,181
  15,059,214  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $15,059,946)                                   1.75    10/01/2008      15,059,214
   1,646,862  MATCHPOINT MASTER TRUST++                                                        6.75    10/01/2008       1,646,862
   1,646,862  MONT BLANC CAPITAL CORPORATION++                                                 7.50    10/01/2008       1,646,862
     141,707  MORGAN STANLEY+/-                                                                2.64    10/15/2008         141,707
  12,369,084  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $12,369,428)                                   1.00    10/01/2008      12,369,084
   1,531,965  NORTHERN ROCK PLC+++/-                                                           2.52    10/03/2008       1,531,825
     459,589  ROYAL BANK OF CANADA                                                             0.25    10/01/2008         459,589
   1,501,325  ROYAL BANK OF CANADA                                                             8.00    10/01/2008       1,501,325
   1,256,211  ROYAL BANK OF CANADA                                                            10.00    10/01/2008       1,256,211
     827,261  ROYAL BANK OF CANADA                                                            11.00    10/01/2008         827,261
   1,256,211  ROYAL BANK OF CANADA                                                            12.00    10/01/2008       1,256,211
     949,818  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A)####                                    4.05    04/03/2008         731,360
   1,531,965  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A)####                                    4.06    02/15/2008       1,179,613
   1,646,862  STARBIRD FUNDING CORPORATION++                                                   7.00    10/01/2008       1,646,862
   1,646,862  TULIP FUNDING CORPORATION++                                                      6.75    10/01/2008       1,646,862
     765,982  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                          2.52    10/14/2008         765,950
     765,982  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.52    10/08/2008         765,964
   1,646,862  VERSAILLES CDS LLC++                                                             7.00    10/01/2008       1,646,862
   1,317,490  VICTORIA FINANCE LLC+++/-(I)(A)####                                              7.07    07/28/2008       1,014,467
     765,982  VICTORIA FINANCE LLC+++/-(I)(A)####                                              7.10    08/07/2008         589,806
   1,531,965  WHITE PINE FINANCE LLC+++/-(I)(A)####                                            4.01    02/22/2008       1,404,813

                                                                                                                       86,530,490
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $96,842,866)                                                             94,619,263
                                                                                                                   --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 6.63%

  37,580,381  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             37,580,381

TOTAL SHORT-TERM INVESTMENTS (COST $37,580,381)                                                                        37,580,381
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT OPPORTUNITY FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $699,547,697)*                                                                119.19%                        $  676,040,619

OTHER ASSETS AND LIABILITIES, NET                                                   (19.19)                          (108,835,989)
                                                                                    ------                         --------------

TOTAL NET ASSETS                                                                    100.00%                        $  567,204,630
                                                                                    ======                         ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTERESTS
     AND/OR PRINCIPAL PAYMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $37,580,381.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                             VALUE
-----------   -------------                                                                                        --------------
COMMON STOCKS: 99.39%
AMUSEMENT & RECREATION SERVICES: 2.18%
     116,300  WMS INDUSTRIES INCORPORATED+                                                                         $    3,555,291
                                                                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 2.76%
     152,042  WRIGHT EXPRESS CORPORATION+                                                                               4,494,362
                                                                                                                   --------------
BUSINESS SERVICES: 20.43%
      41,439  BANKRATE INCORPORATED+<<                                                                                  1,612,391
      56,007  DEALERTRACK HOLDINGS INCORPORATED+<<                                                                        943,158
      29,900  DIGITAL RIVER INCORPORATED+                                                                                 968,760
      51,600  FORRESTER RESEARCH INCORPORATED+                                                                          1,512,912
      91,499  GARTNER INCORPORATED+                                                                                     2,075,197
     321,120  GLOBAL CASH ACCESS INCORPORATED+<<                                                                        1,624,867
     285,911  LAWSON SOFTWARE INCORPORATED+<<                                                                           2,001,377
     205,319  MARCHEX INCORPORATED CLASS B<<                                                                            2,112,733
      95,100  OMNITURE INCORPORATED+<<                                                                                  1,746,036
     300,334  ON ASSIGNMENT INCORPORATED+                                                                               2,366,632
     169,800  SAPIENT CORPORATION+                                                                                      1,261,614
       6,953  SI INTERNATIONAL INCORPORATED+                                                                              208,938
     610,736  SKILLSOFT PLC ADR+                                                                                        6,388,299
     193,117  SYKES ENTERPRISES INCORPORATED+<<                                                                         4,240,849
     125,058  SYNCHRONOSS TECHNOLOGIES INCORPORATED+<<                                                                  1,176,796
     134,422  TELETECH HOLDINGS INCORPORATED+                                                                           1,672,210
      94,532  THE KNOT INCORPORATED+<<                                                                                    789,342
      53,656  VALUECLICK INCORPORATED+                                                                                    548,901
                                                                                                                       33,251,012
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 1.60%
      42,150  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                               1,264,500
     115,300  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       1,346,704
                                                                                                                        2,611,204
                                                                                                                   --------------
COMMUNICATIONS: 3.88%
     113,900  CBEYOND INCORPORATED+<<                                                                                   1,639,021
     275,200  CENTENNIAL COMMUNICATIONS CORPORATION+                                                                    1,717,248
     100,800  LIVE NATION INCORPORATED+<<                                                                               1,640,016
      88,111  LODGENET ENTERTAINMENT CORPORATION+<<                                                                       178,865
      40,501  NOVATEL WIRELESS INCORPORATED+                                                                              245,436
     412,586  PAETEC HOLDING CORPORATION+<<                                                                               887,060
                                                                                                                        6,307,646
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 0.49%
      23,032  SIGNATURE BANK+<<                                                                                           803,356
                                                                                                                   --------------
E-COMMERCE/SERVICES: 2.50%
     263,001  GSI COMMERCE INCORPORATED+<<                                                                              4,071,255
                                                                                                                   --------------
EATING & DRINKING PLACES: 0.59%
     106,900  TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                     961,031
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.45%
      36,900  ACUITY BRANDS INCORPORATED                                                                                1,540,944
      73,500  GRAFTECH INTERNATIONAL LIMITED+                                                                           1,110,585
      49,300  GREATBATCH INCORPORATED+<<                                                                                1,209,822
      33,371  HOUSTON WIRE & CABLE COMPANY<<                                                                              572,980
     257,434  INFORMATION SERVICES GROUP INCORPORATED+<<                                                                1,261,427
     141,651  MICROSEMI CORPORATION                                                                                     3,609,267

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                             VALUE
-----------   -------------                                                                                        --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
     414,800  PMC-SIERRA INCORPORATED+<<                                                                           $    3,077,816
      58,833  POLYPORE INTERNATIONAL INCORPORATED+                                                                      1,265,498
     103,172  POWER INTEGRATIONS INCORPORATED+<<                                                                        2,486,445
      36,500  REGAL-BELOIT CORPORATION<<                                                                                1,551,980
      46,900  SILICON LABORATORIES INCORPORATED+                                                                        1,439,830
     134,988  SOLERA HOLDINGS INCORPORATED+                                                                             3,876,855
      39,546  SYNAPTICS INCORPORATED+<<                                                                                 1,195,080
      86,169  UNIVERSAL DISPLAY CORPORATION+<<                                                                            944,412
                                                                                                                       25,142,941
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.00%
      38,459  ADVISORY BOARD COMPANY+                                                                                   1,159,923
      44,294  NAVIGANT CONSULTING INCORPORATED+                                                                           881,008
     238,078  RESOURCES CONNECTION INCORPORATED+<<                                                                      5,363,897
      47,600  WATSON WYATT & COMPANY HOLDINGS                                                                           2,367,148
                                                                                                                        9,771,976
                                                                                                                   --------------
FINANCIAL INSTITUTIONS: 0.76%
      80,400  DOLLAR FINANCIAL CORPORATION+<<                                                                           1,237,356
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 0.45%
     161,103  SENOMYX INCORPORATED+<<                                                                                     729,797
                                                                                                                   --------------
HEALTH SERVICES: 2.06%
      50,259  CARDIONET INCORPORATED+                                                                                   1,254,465
     118,894  INVENTIV HEALTH INCORPORATED+<<                                                                           2,099,668
                                                                                                                        3,354,133
                                                                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.65%
     108,400  HHGREGG INCORPORATED+<<                                                                                   1,056,900
                                                                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.77%
     342,783  GREAT WOLF RESORTS INCORPORATED+<<                                                                        1,254,586
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.82%
     112,910  ACTUANT CORPORATION CLASS A                                                                               2,849,848
      87,535  GARDNER DENVER INCORPORATED+                                                                              3,039,215
      21,457  KAYDON CORPORATION                                                                                          966,852
      18,100  THE MIDDLEBY CORPORATION<<                                                                                  983,011
                                                                                                                        7,838,926
                                                                                                                   --------------
INSURANCE CARRIERS: 2.65%
      59,177  FIRST MERCURY FINANCIAL CORPORATION+<<                                                                      843,272
      24,845  THE NAVIGATORS GROUP INCORPORATED+                                                                        1,441,010
      86,300  TOWER GROUP INCORPORATED                                                                                  2,033,228
                                                                                                                        4,317,510
                                                                                                                   --------------
LEGAL SERVICES: 1.40%
      31,509  FTI CONSULTING INCORPORATED+<<                                                                            2,276,210
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
    GOODS: 11.63%
      67,100  ALIGN TECHNOLOGY INCORPORATED+<<                                                                            726,693
     108,300  BRUKER BIOSCIENCES CORPORATION+                                                                           1,443,639
      96,942  CELERA CORPORATION+                                                                                       1,497,754
      39,500  ESTERLINE TECHNOLOGIES CORPORATION                                                                        1,563,805
     158,400  EV3 INCORPORATED+<<                                                                                       1,590,336

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES      SECURITY NAME                                                                                             VALUE
----------    -------------                                                                                        --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
   (continued)
     308,965  IXIA+<<                                                                                              $    2,277,072
     118,345  SENORX INCORPORATED+                                                                                        584,624
     100,106  SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                     2,330,468
      69,323  SONOSITE INCORPORATED+<<                                                                                  2,176,742
     223,722  SPECTRANETICS CORPORATION+<<                                                                              1,035,833
     118,528  SYMMETRY MEDICAL INCORPORATED+                                                                            2,199,880
      34,999  VARIAN INCORPORATED+                                                                                      1,501,457
                                                                                                                       18,928,303
                                                                                                                   --------------
MEDICAL PRODUCTS: 1.22%
     114,626  VOLCANO CORPORATION+                                                                                      1,981,884
                                                                                                                   --------------
METAL FABRICATE, HARDWARE: 0.65%
      37,000  CHART INDUSTRIES INCORPORATED+                                                                            1,056,720
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.66%
     211,442  SHUFFLE MASTER INCORPORATED+<<                                                                            1,076,240
                                                                                                                   --------------
MOTION PICTURES: 1.89%
      92,764  CINEMARK HOLDINGS INCORPORATED<<                                                                          1,261,590
     164,420  NATIONAL CINEMEDIA INCORPORATED                                                                           1,816,841
                                                                                                                        3,078,431
                                                                                                                   --------------
OIL & GAS EXTRACTION: 2.79%
      86,400  BRIGHAM EXPLORATION COMPANY+                                                                                949,536
      66,700  CONCHO RESOURCES INCORPORATED+                                                                            1,841,587
      24,200  GOODRICH PETROLEUM CORPORATION+<<                                                                         1,054,878
      52,800  VENOCO INCORPORATED+                                                                                        686,400
                                                                                                                        4,532,401
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.91%
     215,887  INNERWORKINGS INCORPORATED+<<                                                                             2,394,187
     197,550  SHUTTERFLY INCORPORATED+<<                                                                                1,898,456
     162,106  VISTAPRINT LIMITED+<<                                                                                     5,323,561
                                                                                                                        9,616,204
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.14%
      80,765  EVERCORE PARTNERS INCORPORATED CLASS A                                                                    1,452,155
      67,875  FCSTONE GROUP INCORPORATED+<<                                                                             1,221,071
     170,800  GFI GROUP INCORPORATED<<                                                                                    804,468
                                                                                                                        3,477,694
                                                                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.49%
      52,970  APOGEE ENTERPRISES INCORPORATED                                                                             796,139
                                                                                                                   --------------
TRANSPORTATION BY AIR: 0.07%
       4,240  AIR METHODS CORPORATION+                                                                                    120,034
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 0.90%
      32,200  POLARIS INDUSTRIES INCORPORATED                                                                           1,464,778
                                                                                                                   --------------
TRANSPORTATION SERVICES: 1.60%
      34,700  HUB GROUP INCORPORATED CLASS A+<<                                                                         1,306,455

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES      SECURITY NAME                                                                                             VALUE
----------    -------------                                                                                        --------------
TRANSPORTATION SERVICES (continued)
     221,315  ORBITZ WORLDWIDE INCORPORATED+<<                                                                     $    1,299,119
                                                                                                                        2,605,574
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $186,034,509)                                                                               161,769,894
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 31.82%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.72%
   1,106,826  BLACKROCK TEMPORARY FUND B #24 MONEY MARKET FUND                                                          1,106,826
   1,106,826  DAILY ASSETS FUND INSTITUTIONAL                                                                           1,106,826
   1,106,826  DREYFUS CASH MANAGEMENT FUND                                                                              1,106,826
   1,106,826  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,106,826
                                                                                                                        4,427,304
                                                                                                                   --------------

                                                                                                        MATURITY
  PRINCIPAL                                                                                  INTEREST     DATE
------------                                                                                 --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 29.10%
$    901,392  ATLANTIS ONE FUNDING CORPORATION++                                                6.75%  10/01/2008         901,392
     419,252  BANCO SANTANDER TOTTA LOAN+++/-                                                   2.51   10/15/2008         419,224
     419,252  BANK OF IRELAND+++/-                                                              2.80   10/14/2008         419,241
   7,546,539  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $7,547,011)                                         2.25   10/01/2008       7,546,539
     428,152  CHEYNE FINANCE LLC+++/-(I)(A)####                                                 2.08   02/25/2008           7,065
     329,634  CHEYNE FINANCE LLC+++/-(I)(A)####                                                 7.04   05/19/2008           5,439
     271,223  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $271,232)                                       1.15   10/01/2008         271,223
   8,242,498  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $8,243,013)                                         2.25   10/01/2008       8,242,498
   1,607,998  GRYPHON FUNDING LIMITED (I)(A)                                                    0.00   08/23/2009         700,605
   1,090,056  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                               2.58   10/16/2008       1,090,056
     890,072  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $890,232)                                    6.75   10/01/2008         890,072
   8,242,498  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $8,242,899)                                  1.75   10/01/2008       8,242,498
     901,392  MATCHPOINT MASTER TRUST++                                                         6.75   10/01/2008         901,392
     901,392  MONT BLANC CAPITAL CORPORATION++                                                  7.50   10/01/2008         901,392
      77,562  MORGAN STANLEY+/-                                                                 2.64   10/15/2008          77,562
   6,770,084  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $6,770,272)                                  1.00   10/01/2008       6,770,084
     838,504  NORTHERN ROCK PLC+++/-                                                            2.52   10/03/2008         838,428
     251,551  ROYAL BANK OF CANADA                                                              0.25   10/01/2008         251,551
     821,734  ROYAL BANK OF CANADA                                                              8.00   10/01/2008         821,734
     687,574  ROYAL BANK OF CANADA                                                             10.00   10/01/2008         687,574
     452,792  ROYAL BANK OF CANADA                                                             11.00   10/01/2008         452,792
     687,574  ROYAL BANK OF CANADA                                                             12.00   10/01/2008         687,574
     519,873  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A)####                                     4.05   04/03/2008         400,302
     838,504  STANFIELD VICTORIA FUNDING LLC+++/-(I)(A)####                                     4.06   02/15/2008         645,648
     901,392  STARBIRD FUNDING CORPORATION++                                                    7.00   10/01/2008         901,392
     901,392  TULIP FUNDING CORPORATION++                                                       6.75   10/01/2008         901,392
     419,252  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                           2.52   10/14/2008         419,235
     419,252  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                2.52   10/08/2008         419,242
     901,392  VERSAILLES CDS LLC++                                                              7.00   10/01/2008         901,390
     721,114  VICTORIA FINANCE LLC+++/-(I)(A)####                                               7.07   07/28/2008         555,258
     419,252  VICTORIA FINANCE LLC+++/-(I)(A)####                                               7.10   08/07/2008         322,824
     838,504  WHITE PINE FINANCE LLC+++/-(I)(A)####                                             4.01   02/22/2008         768,909
                                                                                                                       47,361,527
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,380,183)                                                             51,788,831
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                             VALUE
-----------   -------------                                                                                        --------------
SHORT-TERM INVESTMENTS: 1.21%
   1,977,666  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    1,977,666
TOTAL SHORT-TERM INVESTMENTS (COST $1,977,666)                                                                          1,977,666
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $241,392,358)*             132.42%                                                                        $  215,536,391
OTHER ASSETS AND LIABILITIES, NET   (32.42)                                                                           (52,766,217)
                                    ------                                                                         --------------
TOTAL NET ASSETS                    100.00%                                                                        $  162,770,174
                                    ======                                                                         ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTERESTS
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,977,666.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                   VALUE
------------   -------------                                                                               ------------
COMMON STOCKS: 96.74%
AMUSEMENT & RECREATION SERVICES: 0.37%
      20,680   CENTURY CASINOS INCORPORATED+                                                               $     43,428
                                                                                                           ------------
APPAREL & ACCESSORY STORES: 0.33%
      13,400   DELIA*S INCORPORATED+                                                                             38,592
                                                                                                           ------------
BIOPHARMACEUTICALS: 0.52%
     188,895   ENCORIUM GROUP INCORPORATED+                                                                      60,503
                                                                                                           ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.12%
       2,375   CAVCO INDUSTRIES INCORPORATED+                                                                    85,856
      16,104   PALM HARBOR HOMES INCORPORATED+                                                                  159,591
                                                                                                                245,447
                                                                                                           ------------
BUSINESS SERVICES: 11.15%
      91,475   3COM CORPORATION+                                                                                213,137
       5,545   ABM INDUSTRIES INCORPORATED                                                                      121,103
       4,935   CLARUS CORPORATION+                                                                               25,415
       3,875   HEALTHCARE SERVICES GROUP                                                                         70,874
       2,610   HENRY JACK & ASSOCIATES INCORPORATED                                                              53,061
      35,380   HILL INTERNATIONAL INCORPORATED+                                                                 490,013
       3,215   HLTH CORPORATION+                                                                                 36,747
       4,275   IMS HEALTH INCORPORATED                                                                           80,840
      27,175   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                          201,910
                                                                                                              1,293,100
                                                                                                           ------------
CHEMICALS & ALLIED PRODUCTS: 1.65%
       2,230   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                   87,996
      20,975   ORASURE TECHNOLOGIES INCORPORATED+                                                               103,197
                                                                                                                191,193
                                                                                                           ------------
COMMUNICATIONS: 1.97%
      11,385   CHINA GRENTECH CORPORATION LIMITED ADR+                                                           20,379
      16,950   CINCINNATI BELL INCORPORATED+                                                                     52,376
      34,965   CITADEL BROADCASTING CORPORATION+                                                                 27,273
      63,485   SANDVINE CORPORATION+                                                                             56,438
       1,980   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                         71,894
                                                                                                                228,360
                                                                                                           ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.47%
      50,320   CHAMPION ENTERPRISES INCORPORATED+                                                               279,276
       2,395   U.S. HOME SYSTEMS INCORPORATED+                                                                    7,927
                                                                                                                287,203
                                                                                                           ------------
DEPOSITORY INSTITUTIONS: 1.32%
       7,465   FIRST SECURITY GROUP INCORPORATED                                                                 54,644
       7,068   PACIFIC PREMIER BANCORP INCORPORATED+                                                             35,693
       2,560   WESTERN UNION COMPANY                                                                             63,155
                                                                                                                153,492
                                                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES: 0.73%
       6,670   EL PASO CORPORATION                                                                               85,109
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                   VALUE
------------   -------------                                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.89%
       7,070   EMCORE CORPORATION+                                                                         $     34,926
      28,178   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                          31,841
      11,855   GLOBECOMM SYSTEMS INCORPORATED+                                                                  103,613
       5,925   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                     104,044
      28,700   MICRON TECHNOLOGY INCORPORATED                                                                   116,235
     113,860   MRV COMMUNICATIONS INCORPORATED+                                                                 133,216
       6,885   OSI SYSTEMS INCORPORATED+                                                                        161,866
      30,855   POWER-ONE INCORPORATED+                                                                           44,740
      11,090   RICHARDSON ELECTRONICS LIMITED                                                                    68,758
                                                                                                                799,239
                                                                                                           ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.06%
      12,425   SYMYX TECHNOLOGIES INCORPORATED+                                                                 123,132
                                                                                                           ------------
HEALTH SERVICES: 1.96%
       2,105   BIO-REFERENCE LABORATORIES INCORPORATED+                                                          60,835
      10,238   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                           166,777
                                                                                                                227,612
                                                                                                           ------------
HOLDING & OTHER INVESTMENT OFFICES: 9.14%
      28,730   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                          386,419
      23,815   ANWORTH MORTGAGE ASSET CORPORATION                                                               140,985
      15,800   CAPSTEAD MORTGAGE CORPORATION                                                                    173,010
       8,100   HILLTOP HOLDINGS INCORPORATED+                                                                    83,596
      12,990   PRIMORIS SERVICES CORPORATION+                                                                   100,023
       4,920   SUN COMMUNITIES INCORPORATED                                                                      97,465
      11,252   UMH PROPERTIES INCORPORATED                                                                       78,201
                                                                                                              1,059,699
                                                                                                           ------------
INDUSTRIAL &   COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.18%
      12,475   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                      72,605
      13,646   CRAY INCORPORATED+                                                                                70,684
      12,470   INTERMEC INCORPORATED+                                                                           244,911
       2,955   LEXMARK INTERNATIONAL INCORPORATED+                                                               96,244
                                                                                                                484,444
                                                                                                           ------------
INSURANCE CARRIERS: 2.48%
       2,730   MERCURY GENERAL CORPORATION                                                                      149,468
      50,032   QUANTA CAPITAL HOLDINGS LIMITED+                                                                 138,088
                                                                                                                287,556
                                                                                                           ------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.92%
      11,003   GEO GROUP INCORPORATED+                                                                          222,371
                                                                                                           ------------
LEATHER & LEATHER PRODUCTS: 0.19%
      14,430   BAKERS FOOTWEAR GROUP INCORPORATED+                                                               21,645
                                                                                                           ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.87%
      39,415   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                         225,060
       1,250   HAEMONETICS CORPORATION+                                                                          77,150
      17,921   LTX-CREDENCE CORPORATION+                                                                         31,183
                                                                                                                333,393
                                                                                                           ------------
METAL MINING: 11.56%
       1,975   AGNICO-EAGLE MINES LIMITED                                                                       108,763

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                   VALUE
------------   -------------                                                                               ------------
METAL MINING (continued)
      18,045   APEX SILVER MINES LIMITED+                                                                  $     31,037
      11,625   GOLDCORP INCORPORATED                                                                            367,699
       4,170   NEWMONT MINING CORPORATION                                                                       161,629
       7,260   NOVAGOLD RESOURCES INCORPORATED+                                                                  47,263
      24,130   PETAQUILLA MINERALS LIMITED+                                                                      19,063
      13,775   RANDGOLD RESOURCES LIMITED ADR                                                                   565,188
       4,850   YAMANA GOLD INCORPORATED                                                                          40,401
                                                                                                              1,341,043
                                                                                                           ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.39%
       5,940   ACCO BRANDS CORPORATION+                                                                          44,788
                                                                                                           ------------
MOTION PICTURES: 0.70%
           1   ASCENT MEDIA CORPORATION+                                                                             12
       2,850   DISCOVERY COMMUNICATIONS INCORPORATED+                                                            40,613
       2,845   DISCOVERY HOLDING COMPANY+                                                                        40,285
                                                                                                                 80,910
                                                                                                           ------------
OIL & GAS EXTRACTION: 20.62%
       2,035   CANADIAN NATURAL RESOURCES LIMITED                                                               139,316
      12,475   ENERGY XXI BERMUDA LIMITED                                                                        37,924
      27,070   GLOBAL INDUSTRIES LIMITED+                                                                       187,866
       7,755   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                       188,291
       2,915   HELMERICH & PAYNE INCORPORATED                                                                   125,899
       3,515   HERCULES OFFSHORE INCORPORATED+                                                                   53,287
      12,455   KEY ENERGY SERVICES INCORPORATED+                                                                144,478
           1   MARINER ENERGY INCORPORATED+                                                                           6
      14,258   MCMORAN EXPLORATION COMPANY+                                                                     337,059
       1,880   NEWFIELD EXPLORATION COMPANY+                                                                     60,141
      36,430   NEWPARK RESOURCES INCORPORATED+                                                                  265,939
       2,045   PENN WEST ENERGY TRUST                                                                            49,285
       2,660   PETROQUEST ENERGY INCORPORATED+                                                                   40,831
       2,115   PIONEER NATURAL RESOURCES COMPANY                                                                110,572
       2,300   PRIDE INTERNATIONAL INCORPORATED+                                                                 68,103
       3,502   RANGE RESOURCES CORPORATION                                                                      150,131
       2,805   SANDRIDGE ENERGY INCORPORATED+                                                                    54,978
      21,250   TRILOGY ENERGY TRUST                                                                             159,138
       8,250   WILLBROS GROUP INCORPORATED+                                                                     218,625
                                                                                                              2,391,869
                                                                                                           ------------
OIL FIELD SERVICES: 0.59%
       4,020   TRICO MARINE SERVICES INCORPORATED+                                                               68,662
                                                                                                           ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.41%
       8,970   INTEROIL CORPORATION+                                                                            246,675
       1,935   MARATHON OIL CORPORATION                                                                          77,148
       1,990   WD-40 COMPANY                                                                                     71,501
                                                                                                                395,324
                                                                                                           ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.27%
      15,595   R.H. DONNELLEY CORPORATION                                                                        31,034
                                                                                                           ------------
REAL ESTATE: 1.01%
       5,050   HATTERAS FINANCIAL CORPORATION                                                                   117,160
                                                                                                           ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.07%
      14,940   CONSTAR INTERNATIONAL INCORPORATED+                                                                9,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                   VALUE
------------   -------------                                                                               ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
      41,973   INTERTAPE POLYMER GROUP INCORPORATED+                                                       $    114,585
                                                                                                                123,848
                                                                                                           ------------
SOCIAL SERVICES: 0.58%
       3,470   ABB LIMITED ADR                                                                                   67,318
                                                                                                           ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.06%
      16,680   GENTEX CORPORATION                                                                               238,524
                                                                                                           ------------
THEATERS & ENTERTAINMENT: 0.95%
       6,960   REGAL ENTERTAINMENT GROUP CLASS A                                                                109,829
                                                                                                           ------------
TRANSPORTATION EQUIPMENT: 0.21%
      24,010   FLEETWOOD ENTERPRISES INCORPORATED+                                                               24,488
                                                                                                           ------------
TOTAL COMMON STOCKS (COST $14,381,854)                                                                       11,220,315
                                                                                                           ------------

                                                                                              EXPIRATION
                                                                                                 DATE
                                                                                              ----------
WARRANTS: 0.54%
      21,715   PRIMORIS SERVICES CORPORATION WARRANT+                                         10/02/2010         63,191
TOTAL WARRANTS (COST $55,518)                                                                                    63,191
                                                                                                           ------------
SHORT-TERM INVESTMENTS: 2.87%
     332,857   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     332,857
                                                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (COST $332,857)                                                                    332,857
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $14,770,229)*                                                                 100.15%                $ 11,616,363
OTHER ASSETS AND LIABILITIES, NET                                                    (0.15)                     (17,546)
                                                                                    ------                 ------------
TOTAL NET ASSETS                                                                    100.00%                $ 11,598,817
                                                                                    ======                 ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $332,857.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
ASSET BACKED SECURITIES: 11.21%
$    270,000   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
               CLASS A3                                                              5.27%    11/08/2011   $    269,176
     152,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A6 CLASS A6+/-    2.84     07/15/2015        137,082
     743,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11 CLASS A11+/-  2.58     06/17/2019        597,317
     105,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5 CLASS A5+/-    2.55     01/15/2016         93,177
     308,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A4 CLASS A4+/-    2.52     03/15/2015        267,398
     195,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A6 CLASS A6+/-    2.56     05/15/2013        189,745
   1,676,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS A3       5.05     02/16/2016      1,571,510
     181,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A5 CLASS A5       4.85     02/18/2014        175,887
      15,331   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-1 CLASS A1                                                       5.96     07/25/2036         15,260
     141,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-1 CLASS A2                                                       5.68     07/25/2036        139,391
     160,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2006-2 CLASS A2                                                       5.56     09/25/2036        158,245
      84,140   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1 CLASS
               A2A+/-                                                                3.25     12/25/2036         77,585
     478,000   COMET SERIES 2007-A7 CLASS A7                                         5.75     07/15/2020        419,598
     178,894   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2         5.55     08/25/2021        162,549
     457,000   DAIMLER CHRYSLER MASTER OWNER TRUST SERIES 2006-A CLASS A(I)          2.54     11/15/2011        434,436
     114,000   DISCOVER CARD MASTER TRUST I SERIES 2003-3 CLASS A+/-                 2.69     09/15/2012        110,661
     383,000   DISCOVER CARD MASTER TRUST I SERIES 2006-2 CLASS A2+/-                2.52     01/16/2014        357,320
     158,000   DISCOVER CARD MASTER TRUST I SERIES 2006-2 CLASS A3+/-                2.57     01/19/2016        139,039
     297,000   DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                    5.65     03/16/2020        257,423
     265,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-                 3.12     06/15/2015        239,437
     473,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                    5.10     10/15/2013        461,988
     689,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65     12/15/2015        656,316
     251,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++(I)           5.26     04/25/2037        203,552
     148,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A(I)               5.15     02/15/2012        144,790
     323,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4 CLASS A+/-     2.74     06/15/2013        321,086
     128,685   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++            5.34     01/15/2010        128,815
      81,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4               5.12     08/15/2013         79,347
     112,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25     02/15/2013        108,791
     100,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS 4A               5.22     06/15/2013         97,168
      79,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2008-1 CLASS A4             4.88     08/18/2011         75,651
     463,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A3A++(I)                    4.81     04/16/2012        449,103
     514,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++(I)                     5.64     02/15/2013        508,137
      72,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                 5.48     11/17/2014         68,908
      65,283   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-             3.25     01/25/2037         61,618
      58,813   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-            3.26     12/25/2036         55,371
      75,734   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-      3.32     02/25/2047         72,463
     204,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4            5.16     03/17/2014        199,812
       6,394   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
               CLASS AF1                                                             5.42     12/25/2036          6,333
     520,000   SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                     2.93     07/27/2026        501,564
     100,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                      4.45     07/25/2022         96,500
     526,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4                         3.42     10/25/2014        477,592
     646,000   SLM STUDENT LOAN TRUST SERIES 2008-8 CLASS A4+/-                      4.30     04/25/2023        605,120
     100,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-(I)       2.59     06/15/2012         88,945
     263,162   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41     08/12/2011        260,289
     154,859   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26     11/14/2011        152,078
     176,000   VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3            4.50     07/20/2012        172,968
     193,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A
               CLASS A+/-++(I)                                                       2.54     06/15/2015        147,102
     100,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
               CLASS A2+/-++(I)                                                      2.52     05/15/2014         82,332
TOTAL ASSET BACKED SECURITIES (COST $12,690,682)                                                             12,095,975
                                                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.37%
     251,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                       5.42     04/15/2037        226,174
     204,034   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2000-1
               CLASS A2A+/-                                                          7.33     11/15/2031        205,130
     100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2
               CLASS B                                                               6.31     06/11/2035         99,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    160,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1
               CLASS A2                                                              4.65%    09/11/2036   $    149,098
      40,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2
               CLASS A5                                                              4.58     11/10/2038         36,186
     371,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
               CLASS A4+/-                                                           6.35     12/10/2049        326,035
     642,338   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2000-WF1 CLASS A2+/-                                                  7.78     02/15/2032        650,777
     264,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
               2004-ESA CLASS C++                                                    4.94     05/14/2016        264,675
      92,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2002-PBW1
               CLASS A2+/-                                                           4.72     11/11/2035         86,548
      45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
               CLASS A6                                                              4.83     11/11/2041         40,955
     122,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7 CLASS A4+/-        6.30     04/01/2038        107,217
     212,842   CITIMORTGAGE ALTERNATIVE LOAN TRUST SERIES 2006-A1 CLASS 1A6(I)       6.00     04/25/2036        151,517
     369,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
               CLASS A2++                                                            6.10     07/16/2034        365,808
     178,120   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-       3.28     07/25/2036        167,112
     142,536   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2001-CF2 CLASS A4                                                     6.51     02/15/2034        143,079
      80,884   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2001-CK1 CLASS A3                                                     6.38     12/18/2035         81,017
     226,709   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2001-CKN5 CLASS A4                                                    5.44     09/15/2034        221,688
      30,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2002-CKN2 CLASS A3                                                    6.13     04/15/2037         29,678
       5,979   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2002-CKS4 CLASS A1                                                    4.49     11/15/2036          5,789
     399,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2002-CKS4 CLASS A2                                                    5.18     11/15/2036        381,036
      63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2002-CP5 CLASS A2                                                     4.94     12/15/2035         59,429
     118,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2003-C4 CLASS A4+/-                                                   5.14     08/15/2036        110,930
      85,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2003-CK2 CLASS A4                                                     4.80     03/15/2036         79,347
      53,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               2003-CPN1 CLASS A2                                                    4.60     03/15/2035         49,132
      21,376   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-      7.30     06/10/2032         21,444
     175,379   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B         7.34     10/10/2032        176,654
     150,031   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B        7.18     11/10/2033        152,334
     475,648   FHLB SERIES I7-2014 CLASS 1                                           5.34     03/20/2014        478,918
     950,637   FHLB SERIES VN-2015 CLASS A                                           5.46     11/27/2015        976,779
     323,000   FHLMC SERIES 2542 CLASS ES<<                                          5.00     12/15/2017        318,193
     235,000   FHLMC SERIES 2558 CLASS BD<<                                          5.00     01/15/2018        231,700
      72,899   FHLMC SERIES 2564 CLASS BQ                                            5.50     10/15/2017         74,299
     314,219   FHLMC SERIES 2583 CLASS TD<<                                          4.50     12/15/2013        315,792
      80,000   FHLMC SERIES 2590 CLASS BY                                            5.00     03/15/2018         78,867
     185,000   FHLMC SERIES 2590 CLASS NU                                            5.00     06/15/2017        186,874
     166,000   FHLMC SERIES 2623 CLASS AJ                                            4.50     07/15/2016        165,785
      35,899   FHLMC SERIES 2672 CLASS HA                                            4.00     09/15/2016         35,719
     281,000   FHLMC SERIES 2694 CLASS QG                                            4.50     01/15/2029        281,045
      47,000   FHLMC SERIES 2725 CLASS PC                                            4.50     05/15/2028         47,043
      80,309   FHLMC SERIES 2727 CLASS PW                                            3.57     06/15/2029         79,561
      45,685   FHLMC SERIES 2780 CLASS TB                                            3.00     12/15/2024         45,506
     201,000   FHLMC SERIES 2790 CLASS TN                                            4.00     05/15/2024        178,631
     191,000   FHLMC SERIES 2843 CLASS BC                                            5.00     08/15/2019        187,914
      25,998   FHLMC SERIES 3000 CLASS PA                                            3.90     01/15/2023         25,770
       2,000   FHLMC SERIES 3008 CLASS JM                                            4.50     07/15/2025          1,818
     185,182   FHLMC SERIES 3017 CLASS TA<<                                          4.50     08/15/2035        183,402
     175,000   FHLMC SERIES 3104 CLASS QC                                            5.00     09/15/2031        172,996
     166,000   FHLMC SERIES 3117 CLASS PC                                            5.00     06/15/2031        166,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    138,000   FHLMC SERIES 3268 CLASS HC                                            5.00%    12/15/2032   $    134,414
     199,000   FHLMC SERIES 3289 CLASS PB                                            5.00     11/15/2029        197,934
     152,000   FHLMC SERIES 3298 CLASS VB                                            5.00     11/15/2025        141,801
     133,734   FHLMC SERIES 3313 CLASS GA                                            5.00     06/15/2033        134,427
     473,993   FHLMC SERIES 3316 CLASS HA<<                                          5.00     07/15/2035        468,719
     110,000   FHLMC SERIES 3317 CLASS PG                                            5.00     04/15/2036        104,728
      84,224   FHLMC SERIES 3325 CLASS JL                                            5.50     06/15/2037         84,855
     178,000   FHLMC SERIES 3372 CLASS BD                                            4.50     10/15/2022        162,212
      71,000   FHLMC SERIES 3460 CLASS PB                                            5.00     06/15/2031         69,833
     242,000   FHLMC SERIES 3460 CLASS PC<<                                          5.00     08/15/2034        234,435
     161,491   FHLMC SERIES 3465 CLASS HA                                            4.00     07/15/2017        158,825
     124,698   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6 CLASS
               2A10(I)                                                               6.00     11/25/2036        119,511
     206,839   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-RE1 CLASS
               A1(I)                                                                 5.50     05/25/2035        144,206
       8,887   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
               CLASS A2                                                              7.39     12/15/2031          8,970
     113,542   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
               CLASS A2                                                              7.20     10/15/2032        115,278
     111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
               CLASS B                                                               6.42     12/12/2033        110,729
   2,068,954   FNMA SERIES 2001-81 CLASS HE                                          6.50     01/25/2032      2,123,366
      47,000   FNMA SERIES 2003-108 CLASS BE                                         4.00     11/25/2018         43,821
      25,344   FNMA SERIES 2003-113 CLASS PN                                         3.50     02/25/2013         25,310
      72,386   FNMA SERIES 2003-15 CLASS CH                                          4.00     02/25/2017         71,986
      92,092   FNMA SERIES 2003-16 CLASS PN                                          4.50     10/25/2015         92,207
     184,000   FNMA SERIES 2003-3 CLASS HJ                                           5.00     02/25/2018        180,993
     187,777   FNMA SERIES 2003-30 CLASS ET                                          3.50     08/25/2016        185,767
       4,442   FNMA SERIES 2003-92 CLASS NM                                          3.50     04/25/2013          4,435
      73,057   FNMA SERIES 2004-34 CLASS PI                                          3.50     05/25/2014         72,940
     122,277   FNMA SERIES 2004-60 CLASS PA                                          5.50     04/25/2034        123,472
     521,000   FNMA SERIES 2005-101 CLASS NB                                         5.00     04/25/2029        526,167
     110,027   FNMA SERIES 2005-58 CLASS MA                                          5.50     07/25/2035        111,874
     206,000   FNMA SERIES 2007-113 CLASS DB<<                                       4.50     12/25/2022        185,896
      57,000   FNMA SERIES 2007-26 CLASS BA                                          5.50     05/25/2029         57,153
     491,154   FNMA SERIES 2007-39 CLASS NA                                          4.25     01/25/2037        480,031
      62,177   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3     6.03     08/11/2033         62,245
     103,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
               CLASS A3                                                              6.27     12/10/2035        102,285
     191,373   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED+/-                   7.72     03/15/2033        193,943
     217,324   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2
               CLASS A2+/-                                                           7.46     08/16/2033        220,840
     416,221   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C3
               CLASS A2                                                              6.96     09/15/2035        421,265
   1,839,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
               CLASS A2                                                              6.70     04/15/2034      1,856,072
     209,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3
               CLASS A2                                                              4.93     07/10/2039        197,560
      79,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
               CLASS A2+/-                                                           5.67     05/10/2040         75,284
     595,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
               CLASS A4                                                              5.02     04/10/2040        553,617
      14,860   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
               CLASS A1                                                              3.12     03/10/2038         14,754
      11,177   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
               CLASS A1                                                              3.90     08/10/2038         11,065
      53,201   GNMA SERIES 2006-3 CLASS A                                            4.21     01/16/2028         52,918
     127,000   GNMA SERIES 2006-37 CLASS JG                                          5.00     07/20/2036        121,486
     336,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS
               A2+/-++                                                               6.45     08/05/2018        336,726
     553,443   GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5(I)                   6.25     09/25/2036        530,168
     123,849   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2000-C10 CLASS A2+/-                                                  7.37     08/15/2032        125,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    368,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2001-CIB3 CLASS A3                                                    6.47%    11/15/2035   $    368,045
      76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2002-CIB5 CLASS A2                                                    5.16     10/12/2037         72,496
     169,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2003-CB7 CLASS A4+/-                                                  4.88     01/12/2038        155,643
     218,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2003-PM1A CLASS A4+/-                                                 5.33     08/12/2040        205,345
       2,882   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2004-C3 CLASS A1                                                      3.77     01/15/2042          2,842
      35,489   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2005-LDP2 CLASS A1                                                    4.33     07/15/2042         35,115
      32,898   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2005-LDP3 CLASS A1                                                    4.66     08/15/2042         32,439
     108,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2006-CB15 CLASS ASB+/-                                                5.79     06/12/2043        100,729
      55,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
               CLASS B                                                               7.43     10/15/2032         55,579
     199,607   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
               CLASS A2                                                              6.51     12/15/2026        200,884
     337,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
               CLASS A4                                                              5.59     06/15/2031        327,890
       2,343   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
               CLASS A2                                                              3.48     07/15/2027          2,324
     166,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-             4.86     08/12/2039        150,688
      32,652   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                     5.52     12/15/2035         32,501
     249,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                     5.01     04/15/2038        235,436
     157,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                     4.80     01/13/2041        143,971
     248,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                    5.04     01/14/2042        234,950
     389,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                 5.36     11/14/2042        367,683
      97,847   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4        6.66     02/15/2033         98,510
     217,013   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4        6.39     07/15/2033        216,937
     404,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4        6.39     10/15/2035        403,004
     276,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2         4.92     03/12/2035        258,887
      56,273   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2          6.59     12/18/2033         56,544
     145,418   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
               CLASS A2                                                              4.47     03/18/2036        139,053
     576,343   US BANK NA SERIES 2007-1 CLASS A                                      5.92     05/25/2012        599,017
     167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4       6.29     04/15/2034        164,976
     138,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4       4.98     11/15/2034        129,558
      63,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2       3.99     06/15/2035         56,695
     489,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6
               CLASS A3+/-                                                           4.96     08/15/2035        473,145
      37,599   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1++     4.24     10/15/2035         36,615
     116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3       4.45     11/15/2035        112,370
     240,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4      4.75     02/15/2041        217,099
      91,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4      5.03     01/15/2041         85,602
     201,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26
               CLASS A3+/-                                                           6.01     06/15/2045        181,870
      85,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB     6.00     06/15/2045         79,428
     110,318   WASHINGTON MUTUAL  MORTGAGE PASS-THROUGH CERTIFICATES SERIES
               2006-AR12 CLASS 1A1+/-(I)                                             6.07     10/25/2036        101,043

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $26,806,907)                                                 26,308,152
                                                                                                           ------------
CORPORATE BONDS & NOTES: 15.40%
APPAREL & ACCESSORY STORES: 0.10%
     120,000   NORDSTROM INCORPORATED                                                7.00     01/15/2038        104,442
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
BUSINESS SERVICES: 0.19%
$    223,000   ORACLE CORPORATION                                                    5.75%    04/15/2018   $    207,057
                                                                                                           ------------
CHEMICALS & ALLIED PRODUCTS: 0.18%
     215,000   SCHERING-PLOUGH CORPORATION                                           6.55     09/15/2037        196,921
                                                                                                           ------------
COMMUNICATIONS: 1.33%
     270,000   AT&T INCORPORATED                                                     5.10     09/15/2014        252,528
      91,000   AT&T INCORPORATED                                                     6.40     05/15/2038         76,369
     680,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38     03/15/2013        713,177
     280,000   QWEST CORPORATION                                                     7.50     10/01/2014        242,200
     155,000   TIME WARNER ENTERTAINMENT COMPANY LP                                  8.38     07/15/2033        147,352

                                                                                                              1,431,626
                                                                                                           ------------
DEPOSITORY INSTITUTIONS: 1.96%
      80,000   BANK OF AMERICA CORPORATION                                           5.38     06/15/2014         73,966
     200,000   BANK OF AMERICA CORPORATION                                           5.65     05/01/2018        168,458
     180,000   CITIGROUP INCORPORATED                                                3.63     02/09/2009        176,218
     985,000   CITIGROUP INCORPORATED                                                6.50     08/19/2013        875,436
     425,000   CITIGROUP INCORPORATED                                                6.13     05/15/2018        351,902
     215,000   CITIGROUP INCORPORATED+/-                                             8.40     04/29/2049        146,342
     200,000   JPMORGAN CHASE & COMPANY                                              6.40     05/15/2038        172,910
     175,000   PNC FUNDING CORPORATION                                               5.25     11/15/2015        154,505

                                                                                                              2,119,737
                                                                                                           ------------
EATING & DRINKING PLACES: 0.22%
      95,000   MCDONALD'S CORPORATION SERIES MTN                                     6.30     03/01/2038         91,553
     175,000   YUM! BRANDS INCORPORATED                                              6.88     11/15/2037        147,747

                                                                                                                239,300
                                                                                                           ------------
ELECTRIC UTILITIES: 0.09%
      95,000   PROGRESS ENERGY INCORPORATED                                          6.85     04/15/2012         97,759
                                                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.96%
     140,000   ALLEGHENY ENERGY SUPPLY++                                             8.25     04/15/2012        141,400
     110,000   CMS ENERGY CORPORATION                                                6.55     07/17/2017         96,117
     110,000   COMMONWEALTH EDISON COMPANY                                           6.15     09/15/2017        104,028
     315,000   DPL INCORPORATED                                                      6.88     09/01/2011        321,599
     165,000   FLORIDA POWER CORPORATION                                             6.40     06/15/2038        156,243
     300,000   NEVADA POWER COMPANY SERIES A                                         8.25     06/01/2011        320,252
     175,000   PACIFICORP                                                            6.25     10/15/2037        158,828
     130,000   SPECTRA ENERGY CAPITAL LLC                                            7.50     09/15/2038        120,712
     719,000   TAQA ABU DHABI NATIONAL ENERGY COMPANY++                              5.62     10/25/2012        697,293

                                                                                                              2,116,472
                                                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.07%
      80,000   DUKE ENERGY CAROLINAS LLC                                             6.00     01/15/2038         71,925
                                                                                                           ------------
FOOD & KINDRED PRODUCTS: 0.65%
     210,000   DR PEPPER SNAPPLE GROUP INCORPORATED++                                6.82     05/01/2018        202,704
     400,000   KRAFT FOODS INCORPORATED                                              6.13     02/01/2018        374,711
     130,000   KRAFT FOODS INCORPORATED                                              6.13     08/23/2018        121,387

                                                                                                                698,802
                                                                                                           ------------
GENERAL MERCHANDISE STORES: 0.15%
     180,000   WAL-MART STORES INCORPORATED                                          6.20     04/15/2038        164,196
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
HEALTH SERVICES: 0.22%
$    280,000   COVENTRY HEALTH CARE INCORPORATED                                     5.95%    03/15/2017   $    233,397
                                                                                                           ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.55%
     450,000   ALLIED CAPITAL CORPORATION(I)                                         6.63     07/15/2011        438,191
     195,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.15     01/15/2014        160,150

                                                                                                                598,341
                                                                                                           ------------
INSURANCE CARRIERS: 0.46%
      85,000   ACE INA HOLDINGS INCORPORATED<<                                       5.70     02/15/2017         77,768
      40,000   ACE INA HOLDINGS INCORPORATED                                         6.70     05/15/2036         35,570
     195,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                           8.25     08/15/2018        113,290
     164,000   LIBERTY MUTUAL GROUP++(I)                                             7.50     08/15/2036        129,431
     160,000   UNITEDHEALTH GROUP INCORPORATED                                       6.88     02/15/2038        140,862

                                                                                                                496,921
                                                                                                           ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.90%
     170,000   AMERICAN EXPRESS                                                      8.15     03/19/2038        152,052
     295,000   CREDIT SUISSE NEW YORK<<                                              6.00     02/15/2018        257,004
     245,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      3.75     12/15/2009        236,590
     360,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                              6.00     10/01/2017        329,971

                                                                                                                975,617
                                                                                                           ------------
OFFICE EQUIPMENT: 0.31%
     130,000   XEROX CORPORATION                                                     5.50     05/15/2012        123,947
     230,000   XEROX CORPORATION                                                     6.35     05/15/2018        210,243

                                                                                                                334,190
                                                                                                           ------------
OIL & GAS EXTRACTION: 1.44%
     340,000   DEVON FINANCING CORPORATION                                           6.88     09/30/2011        354,641
      65,000   EL PASO NATURAL GAS COMPANY                                           5.95     04/15/2017         57,513
      85,000   EOG RESOURCES INCORPORATED                                            6.88     10/01/2018         84,697
     165,000   SOUTHERN NATURAL GAS COMPANY++                                        5.90     04/01/2017        146,024
     105,000   WEATHERFORD INTERNATIONAL INCORPORATED                                5.95     06/15/2012        105,065
     125,000   WEATHERFORD INTERNATIONAL INCORPORATED                                6.35     06/15/2017        115,691
     350,000   XTO ENERGY INCORPORATED                                               5.75     12/15/2013        336,007
     345,000   XTO ENERGY INCORPORATED                                               6.50     12/15/2018        320,010
      40,000   XTO ENERGY INCORPORATED                                               6.38     06/15/2038         32,660

                                                                                                              1,552,308
                                                                                                           ------------
PHARMACEUTICALS: 0.62%
     175,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  6.38     05/15/2038        164,289
     479,000   WYETH                                                                 6.95     03/15/2011        505,406

                                                                                                                669,695
                                                                                                           ------------
PIPELINES: 0.57%
     465,000   KINDER MORGAN INCORPORATED                                            6.50     09/01/2012        438,263
     201,000   PLAINS ALL AMERICAN PIPELINE LP++                                     6.50     05/01/2018        181,322

                                                                                                                619,585
                                                                                                           ------------
PRIMARY METAL INDUSTRIES: 0.34%
     320,000   ALCOA INCORPORATED                                                    6.00     07/15/2013        313,988
      60,000   CORNING INCORPORATED(I)                                               7.25     08/15/2036         53,188

                                                                                                                367,176
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
RAILROAD TRANSPORTATION: 0.12%
$    135,000   BURLINGTON NORTHERN SANTA FE CORPORATION                              5.75%    03/15/2018   $    129,489
                                                                                                           ------------
REAL ESTATE: 0.42%
     505,000   WEA FINANCE LLC++                                                     7.13     04/15/2018        453,997
                                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.22%
     265,000   HEALTH CARE PROPERTIES INVESTORS INCORPORATED                         5.65     12/15/2013        233,330
                                                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.51%
     360,000   GOLDMAN SACHS CAPITAL II+/-                                           5.79     05/17/2049        158,152
     165,000   GOLDMAN SACHS GROUP INCORPORATED<<                                    5.13     01/15/2015        136,199
     250,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.75     10/01/2037        166,898
     350,000   LAZARD GROUP LLC                                                      7.13     05/15/2015        303,796
     270,000   LAZARD GROUP LLC                                                      6.85     06/15/2017        223,613
      85,000   MORGAN STANLEY                                                        5.30     03/01/2013         58,378
     195,000   MORGAN STANLEY SERIES MTN                                             6.25     08/28/2017        120,908
     295,000   MORGAN STANLEY SERIES MTN                                             5.95     12/28/2017        184,802
     415,000   MORGAN STANLEY SERIES MTN                                             6.63     04/01/2018        274,643

                                                                                                              1,627,389
                                                                                                           ------------
TOBACCO PRODUCTS: 0.10%
     120,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                              5.65     05/16/2018        110,920
                                                                                                           ------------
TRANSPORTATION EQUIPMENT: 0.72%
     365,000   DAIMLER NA HOLDING CORPORATION                                        6.50     11/15/2013        356,197
      60,000   DAIMLER NA HOLDING CORPORATION                                        8.50     01/18/2031         60,286
     360,000   DAIMLER NA HOLDING CORPORATION SERIES MTN+/-                          3.17     03/13/2009        358,677
                                                                                                                775,160
                                                                                                           ------------
TOTAL CORPORATE BONDS & NOTES (COST $18,567,298)                                                             16,625,752
                                                                                                           ------------
FOREIGN CORPORATE BONDS@: 3.95%
      42,000  AMERICA MOVIL SA DE CV                                                  6.38    03/01/2035       37,173
      47,000  AMERICA MOVIL SA DE CV                                                  6.13    11/15/2037       39,751
     165,000  ASTRAZENECA PLC                                                         5.40    09/15/2012      165,774
     165,000  BRITISH TELECOM PLC                                                     9.13    12/15/2030      164,602
     190,000  CREDIT SUISSE NEW YORK                                                  5.00    05/15/2013      176,071
     105,000  DIAGEO CAPITAL PLC                                                      5.20    01/30/2013      104,484
      65,000  DIAGEO CAPITAL PLC                                                      5.75    10/23/2017       62,375
     230,000  EXPORT-IMPORT BANK OF KOREA EIBKOR                                      5.50    10/17/2012      218,219
     195,000  FRANCE TELECOM SA                                                       7.75    03/01/2011      204,651
     145,000  HSBC HOLDINGS PLC                                                       6.80    06/01/2038      122,783
      65,000  HUSKY ENERGY INCORPORATED                                               6.80    09/15/2037       53,770
      90,000  HUSKY OIL COMPANY                                                       7.55    11/15/2016       89,052
     150,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                               7.45    11/24/2033      137,367
     130,000  PETRO CANADA                                                            6.80    05/15/2038      102,990
     355,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                 5.88    03/01/2018      322,653
     250,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                  6.33    09/30/2027      225,420
     360,000  RIO TINTO FINANCE USA LIMITED                                           5.88    07/15/2013      352,912
     195,000  RIO TINTO FINANCE USA LIMITED                                           6.50    07/15/2018      184,394
      90,000  ROGERS CABLE INCORPORATED                                               5.50    03/15/2014       83,141
     410,000  ROGERS WIRELESS INCORPORATED                                            6.38    03/01/2014      392,117
     285,000  TELEFONICA EMISIONES SAU                                                5.98    06/20/2011      281,876
      85,000  TELEFONICA EMISIONES SAU                                                5.86    02/04/2013       81,784
     135,000  THOMSON REUTERS CORPORATION                                             5.95    07/15/2013      134,841
     100,000  TRANSCANADA PIPELINES LIMITED                                           7.25    08/15/2038       96,128
     195,000  TRANSOCEAN INCORPORATED                                                 6.00    03/15/2018      181,993
      70,000  WEATHERFORD INTERNATIONAL LIMITED                                       7.00    03/15/2038       60,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
FOREIGN CORPORATE BONDS (continued)
$    201,000   WESTFIELD GROUP++                                                     5.40%    10/01/2012   $    185,631

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,573,928)                                                              4,262,664
                                                                                                           ------------
FOREIGN GOVERNMENT BONDS@: 0.16%
     100,000   EMIRATE OF ABU DHABI++                                                5.50     08/02/2012        103,590
      65,000   UNITED MEXICAN STATES SERIES MTNA                                     5.88     01/15/2014         65,406

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $170,590)                                                                 168,996
                                                                                                           ------------
AGENCY SECURITIES: 56.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 15.85%
     216,453   FHLMC #1B3391+/-                                                      5.74     05/01/2037        219,157
       3,324   FHLMC #1B7562+/-                                                      6.03     11/01/2037          3,399
      47,815   FHLMC #1G1619+/-                                                      5.94     03/01/2037         48,518
      83,168   FHLMC #1G1919+/-<<                                                    5.94     05/01/2037         84,153
      62,303   FHLMC #1G1949+/-                                                      5.93     05/01/2037         62,940
     115,447   FHLMC #1G2254+/-<<                                                    6.39     10/01/2037        119,093
     480,593   FHLMC #1H2628+/-                                                      6.14     07/01/2036        488,971
     148,171   FHLMC #1J1409+/-<<                                                    5.85     12/01/2036        151,244
     264,389   FHLMC #1J1465+/-<<                                                    5.87     01/01/2037        268,866
     402,637   FHLMC #1J1581+/-<<                                                    5.92     04/01/2037        410,525
      98,027   FHLMC #1J1630+/-<<                                                    5.91     04/01/2037         99,871
     322,040   FHLMC #1J2842+/-<<                                                    6.15     09/01/2037        332,271
      42,922   FHLMC #1N0166+/-                                                      6.31     06/01/2036         43,903
     150,969   FHLMC #1Q0251+/-                                                      6.31     04/01/2037        155,808
      99,100   FHLMC #1Q0280+/-<<                                                    5.84     06/01/2037        100,026
     476,890   FHLMC #A71047<<                                                       5.50     12/01/2037        474,736
     170,175   FHLMC #A78361<<                                                       5.50     05/01/2033        169,885
     145,641   FHLMC #A78364<<                                                       5.50     05/01/2033        145,393
     105,865   FHLMC #A78365                                                         5.50     05/01/2034        105,619
     169,674   FHLMC #A78367<<                                                       5.50     05/01/2034        169,385
     141,541   FHLMC #A78368<<                                                       5.50     05/01/2035        141,079
     210,122   FHLMC #A78369<<                                                       5.50     05/01/2036        209,435
     177,149   FHLMC #A79090                                                         6.50     07/01/2034        183,284
     158,479   FHLMC #A80415<<                                                       4.50     03/01/2035        150,561
     974,572   FHLMC #A80860<<                                                       6.50     08/01/2038      1,000,404
     238,051   FHLMC #A80965                                                         6.50     08/01/2038        244,361
     152,875   FHLMC #A81164                                                         6.50     08/01/2038        156,927
     160,961   FHLMC #A81215                                                         6.50     08/01/2038        165,227
     126,744   FHLMC #E01279<<                                                       5.50     01/01/2018        128,908
     158,455   FHLMC #E01497<<                                                       5.50     11/01/2018        160,895
     124,814   FHLMC #E01539<<                                                       5.50     12/01/2018        126,716
     373,738   FHLMC #G02455<<                                                       5.50     10/01/2030        373,466
     173,141   FHLMC #G03316                                                         4.50     03/01/2036        164,057
     422,191   FHLMC #G04121<<                                                       5.50     04/01/2038        420,283
     113,636   FHLMC #G11594<<                                                       5.50     08/01/2019        115,289
     104,398   FHLMC #G11653                                                         5.50     12/01/2019        105,916
     439,569   FHLMC #G11658<<                                                       5.50     01/01/2020        444,861
     204,563   FHLMC #G11786<<                                                       5.00     10/01/2014        206,331
     215,063   FHLMC #G11850<<                                                       5.50     07/01/2020        217,652
     264,546   FHLMC #G11940                                                         5.50     05/01/2020        267,731
     203,577   FHLMC #G11944<<                                                       5.50     07/01/2020        206,028
     249,962   FHLMC #G11983                                                         5.50     01/01/2020        252,972
      84,677   FHLMC #G12258<<                                                       6.00     08/01/2016         86,240
     171,618   FHLMC #G12474                                                         5.50     01/01/2017        174,596
     262,997   FHLMC #G12827                                                         5.50     02/01/2021        267,314
     156,671   FHLMC #G12888<<                                                       5.50     07/01/2018        159,243
      88,194   FHLMC #G13169<<                                                       5.50     06/01/2020         89,725
     238,218   FHLMC #G30391<<                                                       4.50     04/01/2028        227,805
     799,651   FHLMC #H19011                                                         5.50     08/01/2037        791,967
      75,780   FHLMC #J02372<<                                                       5.50     05/01/2020         76,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     71,589   FHLMC #J02373                                                         5.50%    05/01/2020   $     72,629
      87,828   FHLMC #J02376<<                                                       6.00     05/01/2020         89,454
      80,108   FHLMC #J04514                                                         5.50     03/01/2017         81,423
     195,000   FHLMC SERIES 2695 CLASS BG                                            4.50     04/15/2032        187,656
     171,000   FHLMC SERIES 2702 CLASS AD                                            4.50     08/15/2032        164,311
      79,000   FHLMC SERIES 3320 CLASS TB                                            5.50     06/15/2030         79,774
   3,000,000   FHLMC TBA%%                                                           5.50     10/01/2038      2,984,064
   2,500,000   FHLMC TBA%%                                                           5.50     11/01/2038      2,482,030

                                                                                                             17,111,259
                                                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 36.10%
     164,103   FNMA #190129                                                          6.00     11/01/2023        167,412
     322,331   FNMA #190337<<                                                        5.00     07/01/2033        315,091
     221,276   FNMA #254758<<                                                        4.50     06/01/2013        220,937
     224,685   FNMA #254918<<                                                        4.50     09/01/2033        213,429
     524,919   FNMA #254949<<                                                        5.00     11/01/2033        513,128
     149,150   FNMA #357425                                                          4.50     09/01/2033        141,679
     305,425   FNMA #555592<<                                                        5.50     07/01/2033        305,478
     402,425   FNMA #688017<<                                                        5.50     03/01/2033        402,494
     326,207   FNMA #694406<<                                                        5.50     03/01/2033        326,263
      69,661   FNMA #699613<<                                                        5.50     06/01/2033         69,673
     668,354   FNMA #702005<<                                                        5.50     05/01/2033        668,468
     784,529   FNMA #725027<<                                                        5.00     11/01/2033        766,906
       7,722   FNMA #725068                                                          5.50     01/01/2019          7,861
     841,996   FNMA #725610                                                          5.50     07/01/2034        841,350
     338,989   FNMA #725611                                                          5.50     06/01/2034        339,046
     138,284   FNMA #726874                                                          4.50     07/01/2033        131,357
      80,857   FNMA #728720<<                                                        5.00     07/01/2033         79,041
     107,126   FNMA #728770<<                                                        5.00     08/01/2033        104,719
     422,658   FNMA #728877<<                                                        5.00     08/01/2033        413,164
   1,160,839   FNMA #735580<<                                                        5.00     06/01/2035      1,133,675
     977,314   FNMA #735651<<                                                        4.50     06/01/2035        925,913
     295,771   FNMA #745044<<                                                        4.50     08/01/2035        280,215
     690,827   FNMA #745314<<                                                        4.00     05/01/2034        627,368
     194,402   FNMA #745526<<                                                        6.00     05/01/2021        198,262
     117,099   FNMA #772100                                                          4.50     10/01/2033        111,233
     373,529   FNMA #779525<<                                                        5.00     06/01/2034        364,789
     277,506   FNMA #819357                                                          4.50     03/01/2035        262,911
     564,777   FNMA #835760                                                          4.50     09/01/2035        535,072
           4   FNMA #868444+/-                                                       5.72     04/01/2036              4
     835,545   FNMA #888091                                                          5.50     12/01/2030        838,102
     529,847   FNMA #888307+/-                                                       5.90     04/01/2037        540,066
     819,730   FNMA #888415<<                                                        5.00     12/01/2036        800,037
     427,329   FNMA #888482<<                                                        4.50     05/01/2035        405,922
     131,205   FNMA #888911+/-<<                                                     6.11     11/01/2037        133,375
     264,520   FNMA #888964<<                                                        7.00     11/01/2037        276,690
   2,441,014   FNMA #889069<<                                                        5.50     01/01/2021      2,484,899
     232,795   FNMA #889115<<                                                        5.50     12/01/2019        237,126
   1,211,894   FNMA #889201                                                          4.50     07/01/2037      1,149,670
     470,724   FNMA #889213<<                                                        5.50     10/01/2020        478,304
     751,018   FNMA #889222<<                                                        5.00     12/01/2036        732,975
   1,064,751   FNMA #889318<<                                                        5.50     07/01/2020      1,083,893
     258,621   FNMA #889453<<                                                        4.50     04/01/2028        247,282
     355,196   FNMA #889495                                                          6.50     03/01/2038        364,599
     416,156   FNMA #889514<<                                                        6.50     04/01/2038        429,160
     460,889   FNMA #889568<<                                                        5.50     03/01/2020        469,175
   3,100,077   FNMA #889657                                                          4.50     09/01/2037      2,944,780
     347,669   FNMA #889804<<                                                        5.00     06/01/2035        339,859
   1,101,789   FNMA #889835                                                          4.50     04/01/2036      1,045,218
   1,545,401   FNMA #889836                                                          4.50     12/01/2033      1,468,951
     121,982   FNMA #905597+/-<<                                                     6.07     12/01/2036        124,813
     150,009   FNMA #905618+/-                                                       6.10     12/01/2036        153,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE          VALUE
------------   -------------                                                       --------   ----------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     82,518   FNMA #905629+/-<<                                                     6.13%    12/01/2036   $     84,681
     295,505   FNMA #906216+/-                                                       5.94     01/01/2037        301,864
     100,471   FNMA #906403+/-<<                                                     6.03     01/01/2037        102,491
     127,147   FNMA #906404+/-<<                                                     5.95     01/01/2037        129,158
      84,694   FNMA #909569+/-<<                                                     5.88     02/01/2037         85,832
     103,285   FNMA #914819+/-<<                                                     5.98     04/01/2037        104,630
      70,975   FNMA #914820+/-                                                       6.00     04/01/2037         71,967
     166,986   FNMA #917894+/-                                                       5.74     05/01/2037        169,335
     208,059   FNMA #928939<<                                                        7.00     12/01/2037        217,630
      87,726   FNMA #944357<<                                                        6.00     06/01/2022         89,449
     239,835   FNMA #945032+/-<<                                                     5.77     08/01/2037        243,796
      90,186   FNMA #945657+/-                                                       6.25     09/01/2037         92,844
     155,182   FNMA #949593<<                                                        6.00     08/01/2022        158,229
   4,000,000   FNMA TBA%%                                                            5.50     10/01/2020      4,031,248
   1,000,000   FNMA TBA%%                                                            4.50     10/01/2023        974,375
     500,000   FNMA TBA%%                                                            5.00     10/01/2023        496,406
   1,000,000   FNMA TBA%%                                                            6.50     10/01/2035      1,025,312
   1,500,000   FNMA TBA%%                                                            4.50     10/01/2038      1,418,438
   2,000,000   FNMA TBA%%                                                            5.00     10/01/2038      1,948,750
                                                                                                             38,962,096
                                                                                                           ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.17%
      77,489   GNMA #3678                                                            5.50     02/20/2035         77,402
      40,734   GNMA #4143                                                            5.00     05/20/2038         39,785
      62,820   GNMA #4193                                                            5.00     07/20/2038         61,356
      49,935   GNMA #4220                                                            5.00     08/20/2038         48,771
      88,939   GNMA #781840                                                          4.50     09/15/2034         85,035
     642,637   GNMA #782044<<                                                        6.50     12/15/2032        660,337
   1,000,000   GNMA TBA%%                                                            5.50     10/01/2033        997,657
   2,500,000   GNMA TBA%%                                                            6.00     10/01/2033      2,533,007
                                                                                                              4,503,350
                                                                                                           ------------
TOTAL AGENCY SECURITIES (COST $60,125,891)                                                                   60,576,705
                                                                                                           ------------
US TREASURY SECURITIES: 5.93%
US TREASURY BONDS: 5.14%
   2,050,000   US TREASURY BOND<<                                                    7.13     02/15/2023      2,645,461
     686,000   US TREASURY BOND<<                                                    6.25     05/15/2030        861,573
     384,000   US TREASURY BOND<<                                                    5.38     02/15/2031        436,350
      34,000   US TREASURY BOND<<                                                    4.50     02/15/2036         34,898
     260,400   US TREASURY BOND<<                                                    4.75     02/15/2037        278,547
     122,200   US TREASURY BOND<<                                                    5.00     05/15/2037        135,938
     442,000   US TREASURY BOND<<                                                    4.38     02/15/2038        447,628
     679,000   US TREASURY BOND<<                                                    4.50     05/15/2038        700,962
                                                                                                              5,541,357
                                                                                                           ------------
US TREASURY NOTES: 0.79%
     220,000   US TREASURY NOTE<<                                                    4.63     10/31/2011        234,661
      34,000   US TREASURY NOTE<<                                                    2.75     02/28/2013         33,825
      82,000   US TREASURY NOTE                                                      3.13     09/30/2013         82,564
      15,000   US TREASURY NOTE<<                                                    3.50     02/15/2018         14,709
     169,000   US TREASURY NOTE<<                                                    4.00     08/15/2018        171,403
     760,000   US TREASURY NOTE<<##                                                  4.79     11/15/2027        317,205
                                                                                                                854,367
                                                                                                           ------------
TOTAL US TREASURY SECURITIES (COST $6,300,732)                                                                6,395,724
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                   INTEREST
   SHARES      SECURITY NAME                                                         RATE                      VALUE
------------   -------------                                                       --------                ------------
COLLATERAL FOR SECURITIES LENDING: 32.25%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.99%
     807,006   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                   $    807,006
     807,006   DAILY ASSETS FUND INSTITUTIONAL                                                                  807,006
     807,006   DREYFUS CASH MANAGEMENT FUND                                                                     807,006
     807,006   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                  807,006
                                                                                                              3,228,024
                                                                                                           ------------

                                                                                               MATURITY
  PRINCIPAL                                                                                      DATE
------------                                                                                  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 29.26%
$    611,869   ATLANTIS ONE FUNDING CORPORATION++                                    6.75%    10/01/2008        611,869
   4,630,363   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $4,630,652)                         2.25     10/01/2008      4,630,363
     661,480   BASF FINANCE EUROPE NV+/-++                                           2.80     10/17/2008        661,392
     148,095   CHEYNE FINANCE LLC+/-++(I)(A)####                                     2.08     02/25/2008          2,444
     144,481   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $144,486)                  1.15     10/01/2008        144,481
   5,761,825   GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $5,762,185)                         2.25     10/01/2008      5,761,825
     314,150   GRYPHON FUNDING LIMITED(I)(A)                                         0.00     08/23/2009        136,875
     463,036   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                   2.58     10/16/2008        463,036
     620,799   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $620,915)                     6.75     10/01/2008        620,799
   5,761,825   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,762,105)                1.75     10/01/2008      5,761,825
     611,869   MATCHPOINT MASTER TRUST++                                             6.75     10/01/2008        611,869
     330,740   METLIFE GLOBAL FUNDING I+/-++                                         3.19     10/21/2008        330,718
     611,869   MONT BLANC CAPITAL CORPORATION++                                      7.50     10/01/2008        611,869
     203,405   MORGAN STANLEY+/-                                                     2.64     10/15/2008        203,405
   4,321,451   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,321,571)                1.00     10/01/2008      4,321,451
     198,444   ROYAL BANK OF CANADA                                                  0.25     10/01/2008        198,444
     555,644   ROYAL BANK OF CANADA                                                  8.00     10/01/2008        555,644
     476,266   ROYAL BANK OF CANADA                                                 10.00     10/01/2008        476,266
     590,041   ROYAL BANK OF CANADA                                                 11.00     10/01/2008        590,041
     476,266   ROYAL BANK OF CANADA                                                 12.00     10/01/2008        476,266
     529,184   STANFIELD VICTORIA FUNDING LLC+/-++(I)(A)####                         4.05     04/03/2008        407,472
     611,869   STARBIRD FUNDING CORPORATION++                                        7.00     10/01/2008        611,869
   1,322,961   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(I)(A)                       2.26     10/31/2008      1,322,961
     611,869   TULIP FUNDING CORPORATION++                                           6.75     10/01/2008        611,869
     330,740   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    2.52     10/08/2008        330,732
     611,869   VERSAILLES CDS LLC++                                                  7.00     10/01/2008        611,871
     330,740   VICTORIA FINANCE LLC+/-++(I)(A)####                                   3.95     05/02/2008        254,670
     330,740   VICTORIA FINANCE LLC+/-++(I)(A)####                                   7.10     08/07/2008        254,670
                                                                                                             31,576,996
                                                                                                           ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $35,258,038)                                                   34,805,020
                                                                                                           ------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.17%
   2,346,655   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                                                 2,346,655
                                                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,346,655)                                                                2,346,655
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                               VALUE
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,840,721)*                                                                151.56%                $163,585,643
OTHER ASSETS AND LIABILITIES, NET                                                   (51.56)                 (55,653,533)
                                                                                   -------                 ------------
TOTAL NET ASSETS                                                                    100.00%                $107,932,110
                                                                                   -------                 ------------

                                                                                   INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                         RATE        DATE
------------   -------------                                                       --------   ----------
SCHEDULE OF TBA SALE COMMITMENTS: (7.24%)
 (1,500,000)   FNMA TBA%%                                                            4.50%    10/01/2035   $ (1,418,438)
 (1,500,000)   FNMA TBA%%                                                            4.50     11/01/2038     (1,416,563)
 (1,500,000)   FNMA TBA%%                                                            5.00     10/01/2038     (1,461,563)
 (3,000,000)   FNMA TBA%%                                                            5.00     11/01/2034     (2,918,436)
   (600,000)   FNMA TBA%%                                                            5.50     10/01/2034       (598,313)
TOTAL SCHEDULE OF TBA SALE COMMITMENTS (COST $(7,938,383))                                                   (7,813,313)
                                                                                                           ------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,346,655.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The

Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                                                       TOTAL FAIR VALUE AS
VARIABLE TRUST FUNDS           LEVEL 1        LEVEL 2       LEVEL 3       OF 09/30/2008
-------------------------   ------------   ------------   ----------   -------------------
Asset Allocation Fund       $ 99,209,490   $132,779,464   $5,927,620       $237,916,574
C&B Large Cap Value Fund      24,626,520      1,236,868       92,898         25,956,286
Discovery Fund               173,066,678     25,981,074    2,470,012        201,517,764
Equity Income Fund            58,474,272      2,503,745      238,031         61,216,048
International Core Fund        1,151,608     24,495,924       39,254         25,686,786
Large Company Core Fund       14,046,961      1,225,192      116,479         15,388,632
Large Company Growth Fund     71,516,040              0      311,998         71,828,038
Money Market Fund                      0     52,919,467            0         52,919,467
Opportunity Fund             667,826,143              0    8,214,476        676,040,619
Small Cap Growth Fund        211,040,285              0    4,496,106        215,536,391
Small/Mid Cap Value Fund      11,616,363              0            0         11,616,363
Total Return Bond Fund         2,346,655    155,843,172    5,395,816        163,585,643

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                              TOTAL UNREALIZED
                                                                APPRECIATION/
VARIABLE TRUST FUNDS          LEVEL 1     LEVEL 2   LEVEL 3    (DEPRECIATION)
-------------------------   -----------   -------   -------   ----------------
Asset Allocation Fund       $(2,849,279)    $ 0       $ 0       $(2,849,279)
C&B Large Cap Value Fund              0       0         0                 0
Discovery Fund                        0       0         0                 0
Equity Income Fund                    0       0         0                 0
International Core Fund               0       0         0                 0
Large Company Core Fund               0       0         0                 0
Large Company Growth Fund             0       0         0                 0
Money Market Fund                     0       0         0                 0
Opportunity Fund                      0       0         0                 0
Small Cap Growth Fund                 0       0         0                 0
Small/Mid Cap Value Fund              0       0         0                 0
Total Return Bond Fund                0       0         0                 0

*    Other financial instruments include: futures, options, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     ASSET       C&B LARGE                    EQUITY     INTERNATIONAL      LARGE
                                   ALLOCATION    CAP VALUE     DISCOVERY      INCOME         CORE        COMPANY CORE
                                  -----------    ---------    ----------    ---------    -------------   ------------
Balance as of 12/31/2007          $14,300,664    $ 153,181    $4,156,534    $ 526,907       $ 3,043        $ 38,051
   Accrued discounts (premiums)             0            0             0            0             0               0
   Realized gain (loss)              (321,853)     (12,227)     (597,801)     (36,151)       (2,635)        (11,382)
   Unrealized appreciation
      (depreciation)                 (660,344)       2,719      (187,221)     (50,903)          609         (10,275)
   Net purchases (sales)           (7,390,847)     (50,775)     (901,500)    (201,822)       38,237         100,085
   Transfer in (out) of level 3             0            0             0            0             0               0
Balance as of 09/30/2008          $ 5,927,620    $  92,898    $2,470,012    $ 238,031       $39,254        $116,479

                                    LARGE
                                   COMPANY    MONEY                  SMALL CAP    SMALL/MID CAP   TOTAL RETURN
                                   GROWTH    MARKET   OPPORTUNITY      GROWTH         VALUE           BOND
                                  --------   ------   -----------   -----------   -------------   ------------
Balance as of 12/31/2007          $174,267     $ 0    $12,434,175   $ 7,228,637        $ 0         $4,833,957
   Accrued discounts (premiums)          0       0              0             0          0               (120)
   Realized gain (loss)            (57,220)      0     (1,259,018)     (793,318)         0           (136,986)
   Unrealized appreciation
      (depreciation)                (2,188)      0       (733,855)     (586,656)         0           (325,428)
   Net purchases (sales)           197,139       0     (2,226,826)   (1,352,557)         0          1,793,898
   Transfer in (out) of level 3          0       0              0             0          0           (769,505)
Balance as of 09/30/2008          $311,998     $ 0    $ 8,214,476   $ 4,496,106        $ 0         $5,395,816

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2008


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President
                                        Date: November 20, 2008


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer
                                        Date: November 20, 2008

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President
                                        Date: November 20, 2008


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer
                                        Date: November 20, 2008